Document and Entity Information	12 Months Ended
Dec. 31, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	Melco Crown Entertainment LTD
Entity Central Index Key	0001381640
Document Type	20-F
Document Period End Date	Dec 31, 2010
Amendment Flag	false
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	1,605,658,111

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
CURRENT ASSETS
Cash and cash equivalents	$ 441,923	$ 212,598
Restricted cash	167,286	236,119
Accounts receivable, net (Note 3)	259,521	262,176
Amounts due from affiliated companies (Note 19(a))	1,528	1
Income tax receivable	198	0
Inventories	10,228	6,534
Prepaid expenses and other current assets	19,788	19,768
Total current assets	900,472	737,196
PROPERTY AND EQUIPMENT, NET (Note 4)	2,671,895	2,786,646
GAMING SUBCONCESSION, NET (Note 5)	656,742	713,979
INTANGIBLE ASSETS, NET (Note 6)	4,220	4,220
GOODWILL (Note 6)	81,915	81,915
LONG-TERM PREPAYMENT, DEPOSITS AND OTHER ASSETS (Note 7)	95,629	52,365
DEFERRED TAX ASSETS (Note 14)	25	0
DEFERRED FINANCING COSTS	45,387	38,948
LAND USE RIGHTS, NET (Note 8)	428,155	447,576
TOTAL	4,884,440	4,862,845
CURRENT LIABILITIES
Accounts payable	8,880	8,719
Accrued expenses and other current liabilities (Note 9)	462,084	460,243
Income tax payable	934	768
Current portion of long-term debt (Note 10)	202,997	44,504
Amounts due to affiliated companies (Note 19(b))	673	7,384
Amounts due to shareholders (Note 19(c))	36	25
Total current liabilities	675,604	521,643
LONG-TERM DEBT (Note 10)	1,521,251	1,638,703
OTHER LONG-TERM LIABILITIES (Note 11)	6,496	20,619
DEFERRED TAX LIABILITIES (Note 14)	18,010	17,757
LOANS FROM SHAREHOLDERS (Note 19(c))	115,647	115,647
LAND USE RIGHT PAYABLE (Note 18(a))	24,241	39,432
COMMITMENTS AND CONTINGENCIES (Note 18)
SHAREHOLDERS' EQUITY
Ordinary shares at US $0.01 par value per share (Authorized - 2,500,000,000 shares as of December 31, 2010 and 2009 and issued - 1,605,658,111 and 1,595,617,550 shares as of December 31, 2010 and 2009 (Note 13))	16,056	15,956
Treasury shares, at US $0.01 par value per share (8,409,186 and 471,567 shares as of December 31, 2010 and 2009 (Note 13))	(84)	(5)
Additional paid-in capital	3,095,730	3,088,768
Accumulated other comprehensive losses	(11,345)	(29,034)
Accumulated losses	(577,166)	(566,641)
Total shareholders' equity	2,523,191	2,509,044
TOTAL	$ 4,884,440	$ 4,862,845

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2010	Dec. 31, 2009
SHAREHOLDERS' EQUITY
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	2,500,000,000	2,500,000,000
Ordinary shares, shares issued	1,605,658,111	1,595,617,550
Treasury shares, par value	$ 0.01	$ 0.01
Treasury shares, shares	8,409,186	471,567

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
OPERATING REVENUES
Casino	$ 2,550,542	$ 1,304,634	$ 1,405,932
Rooms	83,718	41,215	17,084
Food and beverage	56,679	28,180	16,107
Entertainment, retail and others	32,679	11,877	5,396
Gross revenues	2,723,618	1,385,906	1,444,519
Less: promotional allowances	(81,642)	(53,033)	(28,385)
Net revenues	2,641,976	1,332,873	1,416,134
OPERATING COSTS AND EXPENSES
Casino	(1,949,024)	(1,130,302)	(1,159,930)
Rooms	(16,132)	(6,357)	(1,342)
Food and beverage	(32,898)	(16,853)	(12,745)
Entertainment, retail and others	(19,776)	(4,004)	(1,240)
General and administrative	(199,830)	(130,986)	(90,707)
Pre-opening costs	(18,648)	(91,882)	(21,821)
Amortization of gaming subconcession	(57,237)	(57,237)	(57,237)
Amortization of land use rights	(19,522)	(18,395)	(18,269)
Depreciation and amortization	(236,306)	(141,864)	(51,379)
Property charges and others	(91)	(7,040)	(290)
Total operating costs and expenses	(2,549,464)	(1,604,920)	(1,414,960)
OPERATING INCOME (LOSS)	92,512	(272,047)	1,174
NON-OPERATING EXPENSES
Interest income	404	498	8,215
Interest expenses, net of capitalized interest	(93,357)	(31,824)
Amortization of deferred financing costs	(14,302)	(5,974)	(765)
Loan commitment fees	3,811	(2,253)	(14,965)
Foreign exchange gain, net	3,563	491	1,436
Other income, net	1,074	2,516	972
Costs associated with debt modification	(3,310)
Total non-operating expenses	(102,117)	(36,546)	(5,107)
LOSS BEFORE INCOME TAX	(9,605)	(308,593)	(3,933)
INCOME TAX (EXPENSE) CREDIT (Note 14)	(920)	132	1,470
NET LOSS	$ (10,525)	$ (308,461)	$ (2,463)
LOSS PER SHARE:
Basic	$ (0.007)	$ (0.21)	$ (0.002)
Diluted	$ (0.007)	$ (0.21)	$ (0.002)
WEIGHTED AVERAGE SHARES USED IN LOSS PER SHARE CALCULATION:
Basic	1,595,552,022	1,465,974,019	1,320,946,942
Diluted	1,595,552,022	1,465,974,019	1,320,946,942

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Common Shares	Treasury Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Losses	Accumulated Losses	Comprehensive (Loss) Income	Total
Beginning balance, value at Dec. 31, 2007	$ 13,209	$ 0	$ 2,682,125	$ (11,076)	$ (255,717)	$ 0	$ 2,428,541
Beginning balance, shares at Dec. 31, 2007	1,320,938,902	0
Net loss for the year					(2,463)	(2,463)	(2,463)
Change in fair value of interest rate swap agreements				(24,609)		(24,609)	(24,609)
Reversal of over-accrued offering expenses			117				117
Share-based compensation (Note 15)			7,018				7,018
Shares issued upon restricted shares vested (Note 13), value	3		(3)
Shares issued upon restricted shares vested (Note 13), shares	226,317
Shares issued for future exercise of share options (Note 13), value	4	(4)
Shares issued for future exercise of share options (Note 13), shares	385,180	(385,180)
Ending balance, value at Dec. 31, 2008	13,216	(4)	2,689,257	(35,685)	(258,180)	(27,072)	2,408,604
Ending balance, shares at Dec. 31, 2008	1,321,550,399	(385,180)
Net loss for the year					(308,461)	(308,461)	(308,461)
Foreign currency translation adjustment				(11)		(11)	(11)
Change in fair value of interest rate swap agreements				6,662		6,662	6,662
Share-based compensation (Note 15)			11,807				11,807
Shares issued, net of offering expenses (Note 13), value	2,631		380,898				383,529
Shares issued, net of offering expenses (Note 13), shares	263,155,335
Shares issued upon restricted shares vested (Note 13), value	83		6,831				6,914
Shares issued upon restricted shares vested (Note 13), shares	8,297,110
Shares issued for future vesting of restricted shares (Note 13), value	26	(26)
Shares issued for future vesting of restricted shares (Note 13), shares	2,614,706	(2,614,706)
Issuance of shares for restricted shares vested (Note 13), value		25	(25)
Issuance of shares for restricted shares vested (Note 13), shares		2,528,319
Ending balance, value at Dec. 31, 2009	15,956	(5)	3,088,768	(29,034)	(566,641)	(301,810)	2,509,044
Ending balance, shares at Dec. 31, 2009	1,595,617,550	(471,567)
Net loss for the year					(10,525)	(10,525)	(10,525)
Foreign currency translation adjustment				32		32	32
Change in fair value of interest rate swap agreements				17,657		17,657	17,657
Share-based compensation (Note 15)			6,045				6,045
Shares issued upon restricted shares vested (Note 13), value	12		(12)
Shares issued upon restricted shares vested (Note 13), shares	1,254,920
Shares issued for future vesting of restricted shares and exercise of share options (Note 13), value	88	(88)
Shares issued for future vesting of restricted shares and exercise of share options (Note 13), shares	8,785,641	(8,785,641)
Issuance of shares for restricted shares vested (Note 13), value		1	(1)
Issuance of shares for restricted shares vested (Note 13), shares		43,737
Exercise of share options (Note 13), value		8	930				938
Exercise of share options (Note 13), shares		804,285
Ending balance, value at Dec. 31, 2010	$ 16,056	$ (84)	$ 3,095,730	$ (11,345)	$ (577,166)	$ 7,164	$ 2,523,191
Ending balance, shares at Dec. 31, 2010	1,605,658,111	(8,409,186)

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (10,525)	$ (308,461)	$ (2,463)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	313,065	217,496	126,885
Amortization of deferred financing costs	14,302	5,974	765
Amortization of discount on senior notes payable	417
Impairment loss recognized on property and equipment		3,137	17
Loss (gain) on disposal of property and equipment	176	640	(328)
Allowance for doubtful debts	33,182	16,757	5,378
Written off deferred financing costs on modification of debt	1,992
Share-based compensation	6,043	11,385	6,855
Changes in operating assets and liabilities:
Accounts receivable	(45,795)	(209,025)	(29,065)
Amounts due from affiliated companies	(1,527)	649	89
Inventories	(3,694)	(4,364)	(686)
Prepaid expenses and other current assets	43	(5,824)	(1,503)
Long-term prepayment, deposits and other assets	180	(1,712)	1,219
Deferred tax assets	(25)	28	(28)
Accounts payable	64	6,225	(3,670)
Accrued expenses and other current liabilities	94,190	158,332	(110,245)
Income tax payable	(34)	(1,186)	394
Amounts due to affiliated companies	(689)	(1,220)	(3,461)
Amounts due to shareholders	11	25
Other long-term liabilities	326	321	784
Deferred tax liabilities	253	(1,434)	(2,095)
Net cash provided by (used in) operating activities	401,955	(112,257)	(11,158)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property and equipment	(197,385)	(937,074)	(1,053,992)
Deposits for acquisition of property and equipment	(5,224)	(2,712)	(34,699)
Payment for entertainment production costs	(27,116)	(21,735)	(16,127)
Changes in restricted cash	69,137	(168,142)	231,006
Payment for land use right	(29,802)	(30,559)	(42,090)
Proceeds from sale of property and equipment	80	3,730	2,300
Refund of deposit for acquisition of land interest		12,853
Net cash used in investing activities	(190,310)	(1,143,639)	(913,602)
CASH FLOWS FROM FINANCING ACTIVITIES
Payment of deferred financing costs	(22,944)	(870)	(7,641)
Loans from shareholders			(181)
Proceeds from issue of share capital		383,529
Proceeds from long-term debt	592,026	270,691	912,307
Principal payments on long-term debt	(551,402)
Net cash provided by financing activities	17,680	653,350	904,485
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	229,325	(602,546)	(20,275)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	212,598	815,144	835,419
CASH AND CASH EQUIVALENTS AT END OF YEAR	441,923	212,598	815,144
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS
Cash paid for interest (net of capitalized interest)	(85,183)	(27,978)	(181)
Cash paid for tax (net of refunds)	(726)	(2,457)
NON-CASH INVESTING AND FINANCING ACTIVITIES
Construction costs and property and equipment funded through accrued expenses and other current liabilities	16,885	91,648	246,998
Land use right cost funded through accrued expenses and other current liabilities	80	22,462
Costs of property and equipment funded through amounts due to affiliated companies		4,427	1,562
Disposal of property and equipment through amount due from an affiliated company			(2,788)
Deferred financing costs funded through accounts payable and accrued expenses and other current liabilities	240		1,427
Provision of bonus funded through restricted shares issued and vested		$ 6,914

Company Information	12 Months Ended
Dec. 31, 2010
Company Information [Abstract]
COMPANY INFORMATION
1.	COMPANY INFORMATION
Melco Crown Entertainment Limited (“the Company” together with its subsidiaries, “MCE”) was incorporated in the Cayman Islands on December 17, 2004 and completed an initial public offering of its ordinary shares in December 2006. MCE is a developer, owner and, through its subsidiary, Melco Crown Gaming (Macau) Limited (“Melco Crown Gaming”), operator of casino gaming and entertainment resort facilities focused on the Macau Special Administrative Region of the People’s Republic of China (“Macau”) market. MCE currently owns and operates City of Dreams — an integrated resort development which opened in June 2009, Taipa Square Casino which opened in June 2008, Altira Macau (formerly known as Crown Macau) — a casino and hotel resort which opened in May 2007, and Mocha Clubs — a non-casino-based operations of electronic gaming machines which has been in operation since September 2003. MCE’s American depository shares (“ADS”) are traded on the Nasdaq Global Select Market under the symbol “MPEL”. The Company changed its name from Melco PBL Entertainment (Macau) Limited to Melco Crown Entertainment Limited pursuant to shareholders’ resolutions passed on May 27, 2008.
As of December 31, 2010 and 2009, the major shareholders of the Company are Melco International Development Limited (“Melco”), a company listed in the Hong Kong Special Administrative Region of the People’s Republic of China (“Hong Kong”), and Crown Limited (“Crown”), an Australian-listed corporation, which completed its acquisition of the gaming businesses and investments of Publishing and Broadcasting Limited (“PBL”) on December 12, 2007. PBL, an Australian-listed corporation, is now known as Consolidated Media Holdings Limited.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
(a)	Basis of Presentation and Principles of Consolidation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany accounts and transactions have been eliminated on consolidation.

(b)	Use of Estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities, revenues and expenses and related disclosures of contingent assets and liabilities. These estimates and judgements are based on historical information, information that is currently available to the Company and on various other assumptions that the Company believes to be reasonable under the circumstances. Accordingly, actual results could differ from those estimates.

(c)	Fair Value Measurements

Fair values are measured in accordance with the accounting standards for fair value measurements. These accounting standards define fair value as the price that would be received to sell the asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date.

The carrying values of the Company’s financial instruments, including cash and cash equivalents, restricted cash, accounts receivable, other current assets, amounts due from (to) affiliated companies, accounts payable, accrued expenses and other current liabilities, amounts due to shareholders, loans from shareholders, land use right payable, interest rate swap agreements and debt instruments approximate their fair values, except for the Company’s $600,000 10.25% senior notes, due 2018 (the “Senior Notes”) as disclosed in Note 10 to the consolidated financial statements which estimated fair value is based on quoted market price.

(d)	Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and highly liquid investments which are unrestricted as to withdrawal and use, and which have maturities of three months or less when purchased.

Cash equivalents are placed with financial institutions with high-credit ratings and quality.

(e)	Restricted Cash

Restricted cash consists of cash deposited into bank accounts and restricted for repayments of the Company’s senior secured credit facility (the “City of Dreams Project Facility”) and payments of City of Dreams project costs in accordance with the City of Dreams Project Facility as disclosed in Note 10 to the consolidated financial statements.

(f)	Accounts Receivable and Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of casino receivables. The Company issues credit in the form of markers to approved casino customers following investigations of creditworthiness including its gaming promoters in Macau which receivable can be offset against commissions payable and any other value items held by the Company to the respective customer and for which the Company intends to set-off when required. As of December 31, 2010 and 2009, a substantial portion of the Company’s markers were due from customers residing in foreign countries. Business or economic conditions, the legal enforceability of gaming debts, or other significant events in foreign countries could affect the collectability of receivables from customers and gaming promoters residing in these countries.

Accounts receivable, including casino, hotel and other receivables, are typically non-interest bearing and are initially recorded at cost. Accounts are written off when management deems it is probable the receivable is uncollectible. Recoveries of accounts previously written off are recorded when received. An estimated allowance for doubtful debts is maintained to reduce the Company’s receivables to their carrying amounts, which approximates fair value. The allowance is estimated based on specific review of customer accounts as well as management’s experience with collection trends in the casino industry and current economic and business conditions. Management believes that as of December 31, 2010 and 2009, no significant concentrations of credit risk existed for which an allowance had not already been recorded.

(g)	Inventories

Inventories consist of retail merchandise, food and beverage items and certain operating supplies, which are stated at the lower of cost or market value. Cost is calculated using the first-in, first-out, average and specific identification methods. Write downs of potentially obsolete or slow-moving inventory are recorded based on management’s specific analysis of inventory.

(h)	Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and impairment losses. Gains or losses on dispositions of property and equipment are included in operating income (loss). Major additions, renewals and betterments are capitalized, while maintenance and repairs are expensed as incurred.

Depreciation and amortization are provided over the estimated useful lives of the assets using the straight-line method from the time the assets are placed in service. Estimated useful lives are as follows:

Classification	Estimated useful life
Buildings	7 to 25 years or over the term of the land use right agreement, whichever is shorter
Furniture, fixtures and equipment	2 to 10 years
Plant and gaming machinery	3 to 5 years
Leasehold improvements	10 years or over the lease term, whichever is shorter
Motor vehicles	5 years
Direct and incremental costs related to the construction of assets, including costs under the construction contracts, duties and tariffs, equipment installation and shipping costs, are capitalized.
(i)	Capitalization of Interest and Amortization of Deferred Financing Costs

Interest and amortization of deferred financing costs incurred on funds used to construct the Company’s casino gaming and entertainment resort facilities during the active construction period are capitalized. Interest subject to capitalization primarily includes interest paid or payable on loans from shareholders, City of Dreams Project Facility, interest rate swap agreements and the Senior Notes. The capitalization of interest and amortization of deferred financing costs ceases once a project is substantially complete or development activity is suspended for more than a brief period. The amount to be capitalized is determined by applying the weighted-average interest rate of the Company’s outstanding borrowings to the average amount of accumulated capital expenditures for assets under construction during the year and is added to the cost of the underlying assets and amortized over their respective useful lives. Total interest expenses incurred amounted to $105,180, $82,310 and $49,629, of which $11,823, $50,486 and $49,629 were capitalized for the years ended December 31, 2010, 2009 and 2008, respectively. Additionally, deferred financing costs of nil, $4,414 and $7,262 were capitalized for the years ended December 31, 2010, 2009 and 2008, respectively.

(j)	Gaming Subconcession, Net

The gaming subconcession is capitalized based on the fair value of the gaming subconcession agreement as of the date of acquisition of Melco Crown Gaming, and amortized using the straight-line method over the term of agreement which is due to expire in June 2022.

(k)	Goodwill and Intangible Assets, Net

Goodwill represents the excess of acquisition costs over the fair value of tangible and identifiable intangible net assets of any business acquired. Goodwill is not amortized, but is tested for impairment at the reporting unit level on an annual basis, and between annual tests in certain circumstances that indicate the carrying value of the goodwill may not be recoverable, and written down when impaired.

Intangible assets other than goodwill are amortized over their useful lives unless their lives are determined to be indefinite in which case they are not amortized. Intangible assets are carried at cost, less accumulated amortization. The Company’s finite-lived intangible asset consists of the gaming subconcession. Finite-lived intangible assets are amortized over the shorter of their contractual terms or estimated useful lives. The Company’s intangible assets with indefinite lives represent Mocha Clubs trademarks.

(l)	Impairment of Long-Lived Assets (Other Than Goodwill)

The Company evaluates the recoverability of long-lived assets with finite lives whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds its fair value. During the years ended December 31, 2010, 2009 and 2008, impairment losses amounting to nil, $282 and $17, respectively, were recognized to write off gaming equipment due to the reconfiguration of the casino at Altira Macau to meet the evolving demands of gaming patrons and target specific segments. During the year ended December 31, 2009, an impairment loss amounting to $2,855 was recognized to write off the construction in progress carried out at the Macau Peninsula site following termination of the related acquisition agreement. These impairment losses were included in “Property Charges and Others” line item in the consolidated statements of operations.

(m)	Deferred Financing Costs

Direct and incremental costs incurred in obtaining loans or in connection with the issuance of long-term debt are capitalized and amortized over the terms of the related debt agreements using the effective interest method. Approximately $14,302, $10,388 and $8,027 were amortized during the years ended December 31, 2010, 2009 and 2008, respectively, of which a portion was capitalized as mentioned in Note 2(i) to the consolidated financial statements.

(n)	Land Use Rights, Net

Land use rights are recorded at cost less accumulated amortization. Amortization is provided over the estimated lease term of the land on a straight-line basis.

(o)	Revenue Recognition and Promotional Allowances

The Company recognizes revenue at the time persuasive evidence of an arrangement exists, the service is provided or the retail goods are sold, prices are fixed or determinable and collection is reasonably assured.

Casino revenues are measured by the aggregate net difference between gaming wins and losses less accruals for the anticipated payouts of progressive slot jackpots, with liabilities recognized for funds deposited by customers before gaming play occurs and for chips in the customers’ possession.

The Company follows the accounting standards for reporting revenue gross as a principal versus net as an agent, when accounting for operations of Taipa Square Casino and Grand Hyatt Macau hotel. For the operations of Taipa Square Casino, given the Company operates the casino under a right to use agreement with the owner of the casino premises and has full responsibility for the casino operations in accordance with its gaming subconcession, it is the principal and casino revenue is therefore recognized on a gross basis. For the operations of Grand Hyatt Macau hotel, the Company is the owner of the hotel property, and the hotel manager operates the hotel under a management agreement providing management services to the Company, and the Company receives all rewards and takes substantial risks associated with the hotel business, it is the principal and the transactions of the hotel are therefore recognized on a gross basis.

Rooms, food and beverage, entertainment, retail and other revenues are recognized when services are performed. Advance deposits on rooms and advance ticket sales are recorded as customer deposits until services are provided to the customer. Minimum operating and right to use fee, adjusted for contractual base fee and operating fee escalations, are included in entertainment, retail and other revenues and are recognized on a straight-line basis over the terms of the related agreement.

Revenues are recognized net of certain sales incentives which are required to be recorded as a reduction of revenue; consequently, the Company’s casino revenues are reduced by discounts, commissions and points earned in customer loyalty programs, such as the player’s club loyalty program.

The retail value of rooms, food and beverage, entertainment, retail and other services furnished to guests without charge is included in gross revenues and then deducted as promotional allowances. The estimated cost of providing such promotional allowances for the years ended December 31, 2010, 2009 and 2008, is primarily included in casino expenses as follows:

	Year Ended December 31,
	2010	2009	2008

Rooms	$10,395	$6,778	$4,240
Food and beverage	27,870	17,296	9,955
Entertainment, retail and others	5,545	3,448	—

	$43,810	$27,522	$14,195

(p)	Point-loyalty Programs

The Company operates different loyalty programs in certain of its properties to encourage repeat business from loyal slot machine customers and table games patrons. Members earn points based on gaming activity and such points can be redeemed for free play and other free goods and services. The Company accrues for loyalty program points expected to be redeemed for cash and free play as a reduction to gaming revenue and accrues for loyalty program points expected to be redeemed for free goods and services as casino expense. The accruals are based on management’s estimates and assumptions regarding the redemption value, age and history with expiration of unused points results in a reduction of the accruals.

(q)	Gaming Tax

The Company is subject to taxes based on gross gaming revenue in Macau. These gaming taxes are an assessment on the Company’s gaming revenue and are recorded as an expense within the “Casino” line item in the consolidated statements of operations. These taxes totaled $1,362,007, $737,485 and $767,544 for the years ended December 31, 2010, 2009 and 2008, respectively.

(r)	Pre-opening Costs

Pre-opening costs, consist primarily of marketing expenses and other expenses related to new or start-up operations and are expensed as incurred. The Company incurred pre-opening costs in connection with City of Dreams prior to its opening in June 2009 and continues to incur such costs related to remaining portion of City of Dreams project and other one-off activities related to the marketing of new facilities and operations.

(s)	Advertising Expenses

The Company expenses all advertising costs as incurred. Advertising costs incurred during development periods are included in pre-opening costs. Once a project is completed, advertising costs are mainly included in general and administrative expenses. Total advertising costs were $45,267, $29,018 and $5,283 for the years ended December 31, 2010, 2009 and 2008, respectively.

(t)	Foreign Currency Transactions and Translations

All transactions in currencies other than functional currencies of the Company during the year are remeasured at the exchange rates prevailing on the respective transaction dates. Monetary assets and liabilities existing at the balance sheet date denominated in currencies other than functional currencies are remeasured at the exchange rates existing on that date. Exchange differences are recorded in the consolidated statements of operations.

The functional currencies of the Company and its major subsidiaries are the U.S. dollars and, Hong Kong dollars or the Macau Patacas, respectively. All assets and liabilities are translated at the rates of exchange prevailing at the balance sheet date and all income and expense items are translated at the average rates of exchange over the year. All exchange differences arising from the translation of subsidiaries’ financial statements are recorded as a component of comprehensive (loss) income.

(u)	Share-based Compensation Expenses

The Company issued restricted shares and share options under its share incentive plan during the years ended December 31, 2010, 2009 and 2008.

The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes that cost over the service period. Compensation is attributed to the periods of associated service and such expense is being recognized on a straight-line basis over the vesting period of the awards. Forfeitures are estimated at the time of grant, with such estimate updated periodically and with actual forfeitures recognized currently to the extent they differ from the estimate.

Further information on the Company’s share-based compensation arrangements is included in Note 15 to the consolidated financial statements.

(v)	Income Tax

The Company is subject to income taxes in Hong Kong, Macau, the United States of America and other jurisdictions where it operates.

Deferred income taxes are recognized for all significant temporary differences between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The Company’s income tax returns are subject to examination by tax authorities in the jurisdictions where it operates. The Company assesses potentially unfavorable outcomes of such examinations based on accounting standards for uncertain income taxes which the Company adopted on January 1, 2007. These accounting standards utilize a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely, based solely on the technical merits, of being sustained on examinations.

(w)	Loss Per Share

Basic loss per share is calculated by dividing the net loss available to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the year.

Diluted loss per share is calculated by dividing the net loss available to ordinary shareholders by the weighted-average number of ordinary shares outstanding adjusted to include the potentially dilutive effect of outstanding share-based awards.

The weighted-average number of ordinary and ordinary equivalent shares used in the calculation of basic and diluted loss per share consisted of the following:

	Year Ended December 31,
	2010	2009	2008

Weighted-average number of ordinary shares outstanding used in the calculation of basic loss per share	1,595,552,022	1,465,974,019	1,320,946,942

Incremental weighted-average number of ordinary shares from assumed exercised of restricted shares and share options using the treasury stock method	—	—	—

Weighted-average number of ordinary shares outstanding used in the calculation of diluted loss per share	1,595,552,022	1,465,974,019	1,320,946,942

During the years ended December 31, 2010, 2009 and 2008, the Company had securities which would potentially dilute basic loss per share in the future, but which were excluded from the computation of diluted loss per share as their effect would have been anti-dilutive. Such outstanding securities consist of restricted shares and share options which result in an incremental weighted-average number of 9,377,509, 13,931,088 and 3,897,756 ordinary shares from the assumed conversion of these restricted shares and share options using the treasury stock method for the years ended December 31, 2010, 2009 and 2008, respectively.
(x)	Accounting for Derivative Instruments and Hedging Activities

The Company uses derivative financial instruments such as floating-for-fixed interest rate swap agreements to hedge its risks associated with interest rate fluctuations in accordance with lenders’ requirements under the City of Dreams Project Facility. The Company accounts for derivative financial instruments in accordance with applicable accounting standards. All derivative instruments are recognized in the consolidated financial statements at fair value at the balance sheet date. Any changes in fair value are recorded in the consolidated statement of operations or in accumulated other comprehensive losses, depending on whether the derivative is designated and qualifies for hedge accounting, the type of hedge transaction and the effectiveness of the hedge. The estimated fair values of interest rate swap agreements are based on a standard valuation model that projects future cash flows and discounts those future cash flows to a present value using market-based observable inputs such as interest rate yields.

Further information on the Company’s outstanding financial instrument arrangements as of December 31, 2010 is included in Note 11 to the consolidated financial statements.

(y)	Accumulated Other Comprehensive Losses

Accumulated other comprehensive losses represent foreign currency translation adjustment and changes in the fair value of interest rate swap agreements. As of December 31, 2010 and 2009, the Company’s accumulated other comprehensive losses consisted of the following:

	December 31,
	2010	2009

Foreign currency translation adjustment	$(924)	$(956)
Changes in the fair value of interest rate swap agreements	(10,421)	(28,078)

	$(11,345)	$(29,034)

(z)	Reclassifications

The consolidated financial statements for prior years reflect certain reclassifications, which have no effect on previously reported net loss, to conform to the current year presentation.

(aa)	Recent Changes in Accounting Standards

In January 2010, the Financial Accounting Board (“FASB”) issued new accounting standards regarding new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements relating to Level 3 measurement on a gross basis rather than as a net basis as currently required. Those accounting standards also clarify existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value and are effective for annual and interim periods beginning after December 15, 2009, except for the requirement to provide the level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for annual and interim periods beginning after December 15, 2010. Early application is permitted and in the period of initial adoption, entities are not required to provide the amended disclosures for any previous periods presented for comparative purposes. The adoption of these new accounting standards did not and is not expected to have a material impact on the Company’s financial position, results of operations and cash flows.

In April 2010, the FASB issued ASU 2010-16, Entertainment — Casinos (Topic 924); Accruals for Casino Jackpot Liabilities. This ASU clarifies that an entity should not accrue a casino jackpot liability (or portions thereof) before the jackpot is won if the entity can avoid paying that jackpot. Jackpots should be accrued and charged to revenue when an entity has the obligation to pay the jackpot. ASU 2010-16 is effective for fiscal years and interim periods within those fiscal years, beginning on or after December 15, 2010. The Company adopted the ASU as of January 1, 2011. The adoption of these new accounting standards is not expected to have a material impact on the Company’s financial position, results of operations and cash flows.

In December 2010, the FASB issued Accounting Standards Update (“ASU”) No. 2010-28, When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts, a consensus of the FASB Emerging Issues Task Force (Issue No. 10-A), modifies Step 1 of the goodwill impairment test under FASB Accounting Standards Codification (“ASC”) Topic 350, Intangibles — Goodwill and Other, for reporting units with zero or negative carrying amounts to require an entity to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that goodwill impairment exists, an entity should consider whether there are adverse qualitative factors, including the examples provided in FASB ASC paragraph 350-20-35-30, in determining whether an interim goodwill impairment test between annual test dates is necessary. On adoption of this ASU, goodwill impairment that results from this requirement to perform Step 2 of the goodwill impairment test would be recognized as cumulative effect adjustment to beginning retained earnings in the period of adoption. The ASU is effective for fiscal year, and interim periods within those years, beginning after December 15, 2010 for a public entity. The Company adopted the ASU as of January 1, 2011. The Company has one reporting unit with goodwill — Mocha Clubs. As the carrying amount of that reporting unit is greater than zero, adoption of this ASU will not have a material impact for the Company.

Accounts Receivable, Net	12 Months Ended
Dec. 31, 2010
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
3.	ACCOUNTS RECEIVABLE, NET

	December 31,
	2010	2009

Components of accounts receivable, net are as follows:

Casino	$293,976	$283,265
Hotel	4,438	2,457
Other	2,597	681

Sub-total	$301,011	$286,403
Less: allowance for doubtful debts	(41,490)	(24,227)

	$259,521	$262,176

During the years ended December 31, 2010 and 2009, the Company has provided allowance for doubtful debts of $32,241 and $16,114 and has written off accounts receivables of $941 and $643, respectively.

Property and Equipment, Net	12 Months Ended
Dec. 31, 2010
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
4.	PROPERTY AND EQUIPMENT, NET

	December 31,
	2010	2009
Cost
Buildings	$2,439,425	$2,219,127
Furniture, fixtures and equipment	381,231	307,305
Plant and gaming machinery	131,104	114,983
Leasehold improvements	147,530	97,188
Motor vehicles	4,309	3,375

Sub-total	$3,103,599	$2,741,978
Less: accumulated depreciation	(481,040)	(249,780)

Sub-total	$2,622,559	$2,492,198
Construction in progress	49,336	294,448

Property and equipment, net	$2,671,895	$2,786,646

As of December 31, 2010 and 2009, construction in progress in relation to the City of Dreams project primarily included interest paid or payable on loans from shareholders, City of Dreams Project Facility and interest rate swap agreements, amortization of deferred financing costs and other direct incidental costs capitalized (representing insurance, salaries and wages and certain other professional charges incurred). As of December 31, 2010 and 2009, total cost capitalized for construction in progress amounted to $7,820 and $35,713, respectively, for the City of Dreams project.

Gaming Subconcession, Net	12 Months Ended
Dec. 31, 2010
Gaming Subconcession, Net [Abstract]
GAMING SUBCONCESSION, NET
5.	GAMING SUBCONCESSION, NET

	December 31,
	2010	2009

Deemed cost	$900,000	$900,000
Less: accumulated amortization	(243,258)	(186,021)

Gaming subconcession, net	$656,742	$713,979

The deemed cost was determined based on the estimated fair value of the gaming subconcession. The gaming subconcession is amortized on a straight-line basis over the term of the gaming subconcession agreement which expires in June 2022. The Company expects that amortization of the gaming subconcession will be approximately $57,237 each year from 2011 through 2021, and approximately $27,135 in 2022.

Goodwill and Intangible Assets, Net	12 Months Ended
Dec. 31, 2010
Goodwill and Intangible Assets, Net [Abstract]
GOODWILL AND INTANGIBLE ASSETS, NET
6.	GOODWILL AND INTANGIBLE ASSETS, NET
Goodwill and other intangible assets with indefinite useful lives, representing trademarks of Mocha Clubs, are not amortized. The Company has performed annual tests for impairment of goodwill and trademarks in accordance with the accounting standards regarding goodwill and other intangible assets and concluded that there was no impairment.
To assess potential impairment of goodwill, the Company performs an assessment of the carrying value of the reporting units at least on an annual basis or when events and changes in circumstances occur that would more likely than not reduce the fair value of our reporting units below their carrying value. If the carrying value of a reporting unit exceeds its fair value, the Company would perform the second step in its assessment process and record an impairment loss to earnings to the extent the carrying amount of the reporting unit’s goodwill exceeds its implied fair value. The Company estimates the fair value of our reporting units through internal analysis and external valuations, which utilize income and market valuation approaches through the application of capitalized earnings, discounted cash flow and market comparable methods. These valuation techniques are based on a number of estimates and assumptions, including the projected future operating results of the reporting unit, appropriate discount rates, long-term growth rates and appropriate market comparables.
Trademarks of Mocha Clubs are tested for impairment using the relief-from-royalty method. Under this method, the Company estimates the fair value of the intangible assets through internal and external valuations, mainly based on the after-tax cash flow associated with the revenue related to the royalty. These valuation techniques are based on a number of estimates and assumptions, including the projected future revenues of the trademarks, appropriate royalty rates, appropriate discount rates, and long-term growth rates.

Long-Term Prepayment, Deposits and Other Assets	12 Months Ended
Dec. 31, 2010
Long-Term Prepayment, Deposits and Other Assets [Abstract]
LONG-TERM PREPAYMENT, DEPOSITS AND OTHER ASSETS
7.	LONG-TERM PREPAYMENT, DEPOSITS AND OTHER ASSETS
Long-term prepayment, deposits and other assets consisted of the following:

	December 31,
	2010	2009

Entertainment production costs	$68,483	$42,573
Less: accumulated amortization	(2,283)	—

Entertainment production costs, net	$66,200	$42,573
Deposit and other	12,085	9,792
Long-term receivables, net	17,344	—

Long-term prepayment, deposits and other assets	$95,629	$52,365

Entertainment production costs represent the amount incurred and capitalized for the entertainment show in City of Dreams, which commenced performance in September 2010. The Company expects that amortization of entertainment production costs will be approximately $6,848 each year from 2011 through 2019, and approximately $4,568 in 2020.
Long-term receivables, net includes an allowance for doubtful debts of $14,978 as of December 31, 2010, with $9,978 and $5,000 raised during the years ended December 31, 2010 and 2009, respectively.

Land Use Rights, Net	12 Months Ended
Dec. 31, 2010
Land Use Rights, Net [Abstract]
LAND USE RIGHTS, NET
8.	LAND USE RIGHTS, NET
Land use rights consisted of the following:

	December 31,
	2010	2009

Altira Macau	$141,543	$141,543
City of Dreams	376,122	376,021

	$517,665	$517,564
Less: accumulated amortization	(89,510)	(69,988)

Land use rights, net	$428,155	$447,576

Land use rights are recorded at cost less accumulated amortization. Amortization is provided over the estimated lease term of the land on a straight-line basis. The expiry date of the leases of the land use rights of the Altira Macau and City of Dreams projects were March 2031 and August 2033, respectively.
In November 2009, the Company’s subsidiaries, Melco Crown (COD) Developments Limited (“Melco Crown (COD) Developments”) and Melco Crown Gaming accepted in principle the initial terms for the revision of the land lease agreement from the Macau government and recognized additional land premium of $32,118 payable to the Macau government for the increased developable gross floor area of Cotai Land in Macau, where the City of Dreams site located. In March 2010, Melco Crown (COD) Developments and Melco Crown Gaming accepted the final terms for the revision of the land lease agreement and fully paid the additional premium to the Macau government. The land grant amendment process was completed on September 15, 2010.

Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2010
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
9.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2010	2009

Construction costs payable	$14,218	$80,668
Customer deposits and ticket sales	50,143	45,852
Outstanding gaming chips and tokens	131,158	136,774
Other gaming related accruals	15,065	21,216
Gaming tax accruals	137,299	67,376
Land use right payable	15,191	29,781
Operating expense accruals	90,867	67,232
Interest rate swap liabilities	8,143	11,344

	$462,084	$460,243

Long-Term Debt	12 Months Ended
Dec. 31, 2010
Long-Term Debt [Abstract]
LONG-TERM DEBT
10.	LONG-TERM DEBT
Long-term debt consisted of the following:

	December 31,
	2010	2009

City of Dreams Project Facility	$1,131,805	$1,683,207
$600,000 10.25% senior notes, due 2018	592,443	—

	$1,724,248	$1,683,207
Current portion of long-term debt	(202,997)	(44,504)

	$1,521,251	$1,638,703

City of Dreams Project Facility
On September 5, 2007, Melco Crown Gaming (the “Borrower”) entered into the City of Dreams Project Facility with certain lenders in the aggregate amount of $1,750,000 to fund the City of Dreams project. The City of Dreams Project Facility consists of a $1,500,000 term loan facility (the “Term Loan Facility”) and a $250,000 revolving credit facility (the “Revolving Credit Facility”). The Term Loan Facility matures on September 5, 2014 and is subject to quarterly amortization payments (the “Scheduled Amortization Payments”) commencing on December 5, 2010. The Revolving Credit Facility matures on September 5, 2012 or, if earlier, the date of repayment, prepayment or cancellation in full of the Term Loan Facility and has no interim amortization payment. In addition to the Scheduled Amortization Payments, the Borrower is also subject to quarterly mandatory prepayments (the “Mandatory Prepayments”) in respect of the following amounts within certain subsidiaries of the Borrower (together with the Borrower collectively referred to as the “Borrowing Group”) including but not limited to: (i) 50% of the net proceeds of any permitted equity issuance of any member of the Borrowing Group; (ii) the net proceeds of any asset sales; (iii) net termination proceeds paid under the Borrower’s subconcession and certain contracts or agreements; (iv) certain net proceeds or liquidated damages paid; (v) insurance proceeds net of expenses to obtain such proceeds; and (vi) excess cash as defined under a leverage test.
Drawdowns on the Term Loan Facility are, subject to satisfaction of conditions precedent specified in the City of Dreams Project Facility agreement, including registration of the land concession and execution of construction contracts, compliance with affirmative, negative and financial covenants and the provision of certificates from technical consultants. The Revolving Credit Facility will be made available on a fully revolving basis from the date upon which the Term Loan Facility has been fully drawn, to the date that is one month prior to the Revolving Credit Facility’s final maturity date. As of December 31, 2010, the Term Loan Facility was fully drawn down and the availability period for this facility has expired.
The indebtedness under the City of Dreams Project Facility is guaranteed by the Borrowing Group. Security for the City of Dreams Project Facility includes a first-priority mortgage over all land where Altira Macau and the City of Dreams are located which are held by the subsidiaries of the Company, such mortgages also cover all present and any future buildings on, and fixtures to, the relevant land; an assignment of any land use rights under land concession agreements, leases or equivalent; charges over the bank accounts in respect of the Borrowing Group, subject to certain exceptions; assignment of the rights under certain insurance policies; first priority security over the chattels, receivables and other assets of the Borrowing Group which are not subject to any security under any other security documentation; first priority charges over the issued share capital of the Borrowing Group; equipment and tools used in the gaming business by the Borrowing Group; as well as other customary security.
The City of Dreams Project Facility agreement contains certain affirmative and negative covenants customary for such financings, including, but not limited to, limitations on incurring additional liens, incurring additional indebtedness, (including guarantees), making certain investments, paying dividends and other restricted payments, creating any subsidiaries and selling assets. The City of Dreams Project Facility also requires the Borrowing Group to comply with certain financial covenants, including, but not limited to, a consolidated leverage ratio, a consolidated interest cover ratio and a consolidated cash cover ratio.
In addition, there are provisions that limit or prohibit certain payment of dividends and other distributions by the Borrowing Group to the Company. As of December 31, 2010 and 2009, the net assets of the Borrowing Group of approximately $1,553,000 and $1,543,000 were restricted from being distributed under the terms of the City of Dreams Project Facility, respectively.

In May 2010, the Borrower entered into an amendment agreement to the City of Dreams Project Facility (the “Amendment Agreement”). The Amendment Agreement, among other things, (i) amends the date of the first covenant test date to December 31, 2010; (ii) provides additional flexibility to the financial covenants; (iii) removes the obligation but retains the right to enter into any new interest rate or foreign currency swaps or other hedging arrangements; and (iv) restricts the use of the net proceeds received from the issuance of the Senior Notes to repayment of certain amounts outstanding under the City of Dreams Project Facility, including prepaying the Term Loan Facility in an amount of $293,714 and the Revolving Credit Facility in an amount of $150,352, with the remaining net proceeds in an amount of $133,000 deposited in a bank account that is restricted for use to pay future Scheduled Amortization Payments commencing December 2010 as well as providing for a permanent reduction of the Revolving Credit Facility of $100,000.
In addition to the prepayment of the Term Loan Facility and Revolving Credit Facility in May 2010 as mentioned in the preceding paragraph, the Borrower further repaid $35,693 and prepaid $71,643 of the Term Loan Facility in December 2010 according to the Scheduled Amortization Payments and the Mandatory Prepayments, respectively.
Borrowings under the City of Dreams Project Facility bear interest at the London Interbank Offered Rate (“LIBOR”) or Hong Kong Interbank Offered Rate (“HIBOR”) plus a margin of 2.75% per annum until substantial completion of the City of Dreams project, at which time the interest rate is reduced to LIBOR or HIBOR plus a margin of 2.50% per annum. The City of Dreams Project Facility also provides for further reductions in the margin if the Borrowing Group satisfies certain prescribed leverage ratio tests upon completion of the City of Dreams project. As of December 31, 2010, the interest rate is reduced to LIBOR or HIBOR plus a margin of 2.50% per annum.
The balance of $250,000 short-term deposits which were placed by the Borrower in May and September 2009 to replace the letters of credit previously provided to support the contingent equity commitment by the major shareholders of MCE, Melco and Crown, were to be released upon the final completion for the City of Dreams project (or earlier subject to lender determination that the full amount is not required to meet remaining costs) and compliance with other release conditions under the City of Dreams Project Facility. As of December 31, 2010, the balance of $22,758 remained in the bank account that was restricted to meet the remaining City of Dreams project costs under disbursement terms.
The Borrower has not drawn down further on the Term Loan Facility and Revolving Credit Facility during the year ended December 31, 2010. During the year ended December 31, 2009, the Borrower drew down a total of $70,951, which includes $12,685 and HK $453,312,004 (equivalent to $58,266) on the Term Loan Facility and a total of $199,740, which includes $32,469 and HK $1,301,364,572 (equivalent to $167,271), on the Revolving Credit Facility, respectively.
The Borrower is obligated to pay a commitment fee quarterly in arrears on the undrawn amount of the City of Dreams Project Facility throughout the availability period. During the year ended December 31, 2010, the Borrower recognized loan commitment fees with credit amount of $3,811, which include a commitment fee of $814 and a reversal of accrual not required of $4,625. Loan commitment fees amounted to $2,253 and $14,965 during the years ended December 31, 2009 and 2008, respectively.
As of December 31, 2010 and 2009, total outstanding borrowings relating to the City of Dreams Project Facility was $1,131,805 and $1,683,207, respectively. Management believes the Company is in compliance with all covenants as of December 31, 2010 and 2009. As of December 31, 2010, approximately $100,488 of the City of Dreams Project Facility remains available for future drawdown.

 $600,000 10.25% senior notes, due 2018
On May 17, 2010, MCE Finance Limited (formerly known as MPEL Holdings Limited, Melco PBL Holdings Limited and MPBL Limited) (“MCE Finance”), a subsidiary of MCE, issued and listed the Senior Notes on the Official List of the Singapore Exchange Securities Trading Limited. The purchase price paid by the initial purchasers was 98.671% of the principal amount. The Senior Notes are general obligations of MCE Finance, rank equally in right of payment to all existing and future senior indebtedness of MCE Finance and rank senior in right of payment to any existing and future subordinated indebtedness of MCE Finance. The Senior Notes are effectively subordinated to all of MCE Finance’s existing and future secured indebtedness to the extent of the value of the assets securing such debt. MCE and one of its subsidiaries, MPEL International Limited (together, the “Senior Guarantors”), fully and unconditionally and jointly and severally guaranteed the Senior Notes on a senior secured basis. Certain other indirect subsidiaries of MCE Finance, including Melco Crown Gaming (together with the Senior Guarantors, the “Guarantors”), fully and unconditionally and jointly and severally guaranteed the Senior Notes on a senior subordinated secured basis. The Senior Notes mature on May 15, 2018. Interest on the Senior Notes is accrued at a rate of 10.25% per annum and is payable semi-annually in arrears on May 15 and November 15 of each year, commencing on November 15, 2010.
The net proceeds from the offering after deducting the original issue discount of approximately $7,974 and underwriting commissions and other expenses of approximately $14,960 was approximately $577,066. MCE used the net proceeds from the offering to reduce the indebtedness under the City of Dreams Project Facility by approximately $444,066 and deposited the remaining $133,000 in a bank account that is restricted for use to pay future City of Dreams Project Facility amortization payments commencing December 2010. The Senior Notes have been reflected net of discount under long-term debt in the consolidated balance sheet as of December 31, 2010.
At any time after May 15, 2014, MCE Finance may redeem some or all of the Senior Notes at the redemption prices set forth in the prospectus plus accrued and unpaid interest, additional amounts and liquidated damages, if any, to the redemption date. Prior to May 15, 2014, MCE Finance may redeem all or part of the Senior Notes at the redemption price set forth in the prospectus plus the applicable “make-whole” premium described in the prospectus plus accrued and unpaid interest, additional amounts and liquidated damages, if any, to the redemption date. Prior to May 15, 2013, MCE Finance may redeem up to 35% of the principal amount of the Senior Notes with the net cash proceeds from one or more certain equity offerings at the redemption price set forth in the prospectus, plus accrued and unpaid interest, additional amounts and liquidated damages, if any, to the redemption date. In addition, subject to certain exceptions and as more fully described in the prospectus, MCE Finance may redeem the Senior Notes in whole, but not in part, at a price equal to 100% of their principal amount plus accrued interest and unpaid interest, additional amounts and liquidated damages, if any, to the date fixed by MCE Finance for redemption, if MCE Finance or any Guarantor would become obligated to pay certain additional amounts as a result of certain changes in withholding tax laws or certain other circumstances. MCE Finance may also redeem the Senior Notes if the gaming authority of any jurisdiction in which MCE, MCE Finance or any of their respective subsidiaries conducts or proposed to conduct gaming requires holders or beneficial owners of the Senior Notes to be licensed, qualified or found suitable under applicable gaming laws and such holder or beneficial owner, as the case may be, fails to apply or become licensed or qualified or is found unsuitable.
The indenture governing the Senior Notes contains certain covenants that, subject to certain exceptions and conditions, limit the ability of MCE Finance and its restricted subsidiaries’ ability to, among other things, (i) incur or guarantee additional indebtedness; (ii) make specified restricted payments; (iii) issue or sell capital stock; (iv) sell assets; (v) create liens; (vi) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (vii) enter into transactions with shareholders or affiliates; and (viii) effect a consolidation or merger. As of December 31, 2010, MCE Finance was in compliance with each of the financial restrictions and requirements.
MCE Finance has entered into a registration rights agreement whereby MCE Finance has registered the notes to be issued in an exchange offer for the Senior Notes with the U.S. Securities and Exchange Commission in August 2010 and with further amendments filed in October and November 2010 in connection with the exchange offer, which registration statement was effective on November 12, 2010.

Total interest on long-term debt included amortization of discount in connection with issuance of Senior Notes of $417, interest incurred on Senior Notes of $38,438 for the year ended December 31, 2010, and interest incurred on City of Dreams Project Facility of $39,157, $50,824 and $40,178, for the years ended December 31, 2010, 2009 and 2008, respectively, of which $11,823, $37,374 and $40,178 were capitalized as discussed in Note 2(i) to the consolidated financial statements.
During the years ended December 31, 2010 and 2009, the Company’s average borrowing rates were approximately 6.71% and 5.73% per annum, respectively.
Scheduled maturities of the Company’s long-term debt as of December 31, 2010 including the accretion of debt discounts of approximately $7,557 are as follows:

Year ending December 31,
2011	$202,997
2012	294,383
2013	289,540
2014	344,885
Thereafter	600,000

$1,731,805

Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2010
Other Long-Term Liabilities [Abstract]
OTHER LONG-TERM LIABILITIES
11.	OTHER LONG-TERM LIABILITIES

	December 31,
	2010	2009

Interest rate swap liabilities	$2,278	$16,727
Deferred rent liabilities	4,037	3,613
Other deposits received	181	279

	$6,496	$20,619

In connection with the signing of the City of Dreams Project Facility in September 2007 as disclosed in Note 10 to the consolidated financial statements, Melco Crown Gaming entered into floating-for-fixed interest rate swap agreements to limit its exposure to interest rate risk. In addition to the eight interest rate swap agreements entered in 2007 that expired in 2010, Melco Crown Gaming entered into six and another three interest rate swap agreements in 2008 and 2009 that expire in 2011 and 2012, respectively. Under the interest rate swap agreements, Melco Crown Gaming pays a fixed interest rate ranging from 1.96% to 4.74% per annum of the notional amount, and receives variable interest which is based on the applicable HIBOR for each on the payment date. As of December 31, 2010 and 2009, the notional amounts of the outstanding interest rate swap agreements amounted to $492,265 and $842,127, respectively.
These interest rate swap agreements were and are expected to remain highly effective in fixing the interest rate and qualify for cash flow hedge accounting. Therefore, there was no impact on consolidated statements of operations from changes in the fair value of the hedging instruments. Instead, the fair value of the instruments were recorded as assets or liabilities on the Company’s consolidated balance sheets, with an offsetting adjustment to the accumulated other comprehensive losses until the hedged interest expenses is recognized in earnings.
As of December 31, 2010 and 2009, the fair values of interest rate swap agreements were recorded as interest rate swap liabilities, of which $8,143 and $11,344 were included in accrued expenses and other current liabilities and $2,278 and $16,727 were included in other long-term liabilities, respectively. The Company estimates that over the next twelve months, $9,752 (2009: $23,855) of the net unrealized losses on the interest rate swaps will be reclassified from accumulated other comprehensive losses into interest expenses.

Fair Value Measurements	12 Months Ended
Dec. 31, 2010
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS
12.	FAIR VALUE MEASUREMENTS
The carrying values of the Company’s financial instruments, including cash and cash equivalents, restricted cash, accounts receivable, other current assets, amounts due from (to) affiliated companies and shareholders, accounts payable, accrued expenses and other current liabilities approximate their fair values due to the short-term nature of these instruments. The carrying values of City of Dreams Project Facility, loans from shareholders and land use right payable approximate their fair values as they carry market interest rates. The estimated fair value of the Senior Notes, based on quoted market price, was approximately  $693,750 as of December 31, 2010. As of December 31, 2010 and 2009, the Company did not have any non-financial assets or liabilities that are recognized or disclosed at fair value in the consolidated financial statements. The Company’s financial assets and liabilities recorded at fair value have been categorized based upon the fair value in accordance with the accounting standards. The following fair value hierarchy table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2009:

Quoted Prices
	In Active	Significant
	Market for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs	Total
	(Level 1)	(Level 2)	(Level 3)	Fair Value

Interest rate swap liabilities

December 31, 2010	$—	$10,421	$—	$10,421

December 31, 2009	$—	$28,071	$—	$28,071

The fair value of these interest rate swap agreements approximates the amount the Company would pay if these contracts were settled at the respective valuation dates. Fair value is estimated based on a standard valuation model that projects future cash flows and discounts those future cash flows to a present value using market-based observable inputs such as interest rate yields. Since significant observable inputs are used in the valuation model, the interest rate swap arrangements are considered a level 2 item in the fair value hierarchy.

Capital Structure	12 Months Ended
Dec. 31, 2010
Capital Structure [Abstract]
CAPITAL STRUCTURE
13.	CAPITAL STRUCTURE
On May 1, 2009, the Company issued 67,500,000 ordinary shares and 22,500,000 ADSs, representing a total of 135,000,000 ordinary shares, to the public in a follow-on offering with net proceeds after deducting the offering expenses amounted to  $174,417.
On May 19, 2009, the Company approved the resolution to increase the authorized share capital from 1.5 billion ordinary shares of a nominal or par value of USD0.01 each to 2.5 billion ordinary shares of a nominal or par value of USD0.01 each.
On August 18, 2009, the Company issued an additional 42,718,445 ADSs, representing 128,155,335 ordinary shares, to the public in a further follow-on offering with net proceeds after deducting the offering expenses which amounted to  $209,112.
In connection with the Company’s restricted shares granted as disclosed in Note 15 to the consolidated financial statements, 1,254,920, 8,297,110 and 226,317 ordinary shares were vested and issued during the years ended December 31, 2010, 2009 and 2008, respectively.

The Company issued 8,785,641 and 2,614,706 ordinary shares to its depository bank for issuance to employees upon their future vesting of restricted shares and exercise of share options during the years ended December 31, 2010 and 2009, respectively. As of December 31, 2010, 43,737 (2009: 2,528,319) and 804,285 (2009: nil) of these ordinary shares have been issued to employees upon vesting of restricted shares and exercise of share options, respectively, and the balance of 8,409,186 (2009: 471,567) ordinary shares continue to be held by the Company for future issuance.
As of December 31, 2010 and 2009, the Company had 1,597,248,925 and 1,595,145,983 ordinary shares issued and outstanding, respectively.

Income Tax Expense (Credit)	12 Months Ended
Dec. 31, 2010
Income Tax Expense (Credit) [Abstract]
INCOME TAX EXPENSE (CREDIT)
14.	INCOME TAX EXPENSE (CREDIT)
The Company and certain subsidiaries are exempt from tax in the Cayman Islands or British Virgin Islands, where they are incorporated, however, the Company is subject to Hong Kong Profits Tax on profits from its activities conducted in Hong Kong. Certain subsidiaries incorporated or conducting businesses in Hong Kong, Macau, the United States of America and other jurisdictions are subject to Hong Kong Profits Tax, Macau Complementary Tax, income tax in the United States of America and in other jurisdictions, respectively during the years ended December 31, 2010, 2009 and 2008.
Pursuant to the approval notices issued by Macau government dated June 7, 2007, Melco Crown Gaming has been exempted from Macau Complementary Tax for income generated from gaming operations for five years commencing from 2007 to 2011.
The Macau government has granted to a subsidiary of the Company, Altira Hotel Limited, the declaration of utility purpose benefit in 2007, pursuant to which, for a period of 12 years, it is entitled to a property tax holiday on any immovable property that it owns or has been granted. Under such tax holiday, it will also be allowed to double the maximum rates applicable regarding depreciation and reintegration for purposes of assessment of Macau Complementary Tax. The Macau government has also granted to Altira Hotel Limited a declaration of utility purposes benefit on specific vehicles purchased, pursuant to which it is entitled to a vehicle tax holiday provided there is no change in use or disposal of those vehicles within 5 years from the date of purchase.
The provision for income tax consisted of:

	Year Ended December 31,
	2010	2009	2008

Income tax provision for current year:
Macau Complementary Tax	$165	$190	$—
Hong Kong Profits Tax	473	731	892
Profits tax in other jurisdictions	65	—	—

Sub-total	$703	$921	$892

(Over) under provision of income tax in prior years:
Macau Complementary Tax	$(18)	$2	$—
Hong Kong Profits Tax	(1)	351	(239)
Profits tax in other jurisdictions	8	—	—

Sub-total	$(11)	$353	$(239)

Deferred tax charge (credit):
Macau Complementary Tax	$166	$(1,537)	$(2,038)
Hong Kong Profits Tax	58	131	(85)
Profits tax in other jurisdictions	4	—	—

Sub-total	$228	$(1,406)	$(2,123)

Total income tax expense (credit)	$920	$(132)	$(1,470)

A reconciliation of the income tax expense (credit) to loss before income tax per the consolidated statements of operations is as follows:

	Year Ended December 31,
	2010	2009	2008

Loss before income tax	$(9,605)	$(308,593)	$(3,933)
Macau Complementary Tax rate	12%	12%	12%
Income tax credit at Macau Complementary Tax rate	(1,153)	(37,031)	(472)
Effect of different tax rates of subsidiaries operating in other jurisdictions	169	235	126
(Over) under provision in prior years	(11)	353	(239)
Effect of income for which no income tax expense is payable	(258)	(633)	(1,102)
Effect of expense for which no income tax benefit is receivable	7,868	2,978	779
Effect of tax holiday granted by Macau government	(28,069)	—	(8,855)
Losses that cannot be carried forward	—	15,639	—
Change in valuation allowance	22,374	18,327	8,293

	$920	$(132)	$(1,470)

Macau Complementary Tax and Hong Kong Profits Tax have been provided at 12% (2009 and 2008: 12%) and 16.5% (2009 and 2008: 16.5%) on the estimated taxable income earned in or derived from Macau and Hong Kong, respectively during the relevant years, if applicable. Profits tax in other jurisdictions for the year ended December 31, 2010 was provided mainly for the profits of the representative offices and branches set up by a subsidiary in the region where they operate. No provision for the profits tax in other jurisdictions for the years ended December 31, 2009 and 2008 was made as the representative offices and branches incurred tax losses where they operate. No provision for income tax in the United States of America for the years ended December 31, 2010, 2009 and 2008 was provided as the subsidiaries incurred tax losses.
Melco Crown Gaming has been granted with a tax holiday from Macau Complementary Tax on casino gaming profits by the Macau government in 2007. In February 2011, Melco Crown Gaming applied for an additional 5-year exemption from Macau Complementary Tax on casino gaming profits. Melco Crown Gaming reported net loss during the year ended December 31, 2009 which had no impact to the basic and diluted loss per share of the Company. During the years ended December 31, 2010 and 2008, Melco Crown Gaming reported net income and had the Company been required to pay such taxes, the Company’s consolidated net loss for the years ended December 31, 2010 and 2008 would have been increased by  $28,069 and  $8,855, respectively, and basic and diluted loss per share would have reported additional loss of  $0.018 and  $0.007 per share, respectively. The Company’s non-gaming profits remain subject to the Macau Complementary Tax and its casino revenues remain subject to the Macau special gaming tax and other levies in accordance with its concession agreement.
The positive effective tax rate for the year ended December 31, 2010 was 9.6% and the negative effective tax rates for the years ended December 31, 2009 and 2008 were 0.04% and 37.4%, respectively. Such rates differ from the statutory Macau Complementary Tax rate of 12% primarily due to the effect of change in valuation allowance for the years ended December 31, 2010, 2009 and 2008, the impact of a net loss of Melco Crown Gaming during the year ended December 31, 2009 and the effect of tax holiday granted by the Macau government as described in the preceding paragraph during the years ended December 31, 2010 and 2008.

The deferred income tax assets and liabilities as of December 31, 2010 and 2009, consisted of the following:

	December 31,
	2010	2009
Deferred income tax assets
Net operating loss carryforwards	$47,183	$33,085

Valuation allowance
Current	(6,968)	(7,311)
Long-term	(40,190)	(25,774)

Sub-total	$(47,158)	$(33,085)

Total net deferred income tax assets	$25	$—

Deferred income tax liabilities
Land use rights	$(16,209)	$(17,149)
Intangible assets	(505)	(505)
Unrealized capital allowance	(1,296)	(103)

Net deferred income tax liabilities	$(18,010)	$(17,757)

As of December 31, 2010 and 2009, valuation allowance of  $47,158 and  $33,085 were provided respectively, as management does not believe that it is more likely than not that these deferred tax assets will be realized. As of December 31, 2010, adjusted operating tax loss carry forwards, amounting to  $58,064,  $148,469 and  $186,451 will expire in 2011, 2012 and 2013, respectively. Operating tax loss carry forwards of  $60,923 has expired during the year ended December 31, 2010.
Deferred tax, where applicable, is provided under the liability method at the enacted statutory income tax rate of the respective tax jurisdictions, applicable to the respective financial years, on the difference between the consolidated financial statements carrying amounts and income tax base of assets and liabilities.
An evaluation of the tax position for recognition was conducted by the Company by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. Uncertain tax benefits associated with the tax positions were measured based solely on the technical merits of being sustained on examinations. The Company concluded that there was no significant uncertain tax position requiring recognition in the consolidated financial statements for the years ended December 31, 2010, 2009 and 2008 and there is no material unrecognized tax benefit which would favourably affect the effective income tax rate in future periods. As of December 31, 2010 and 2009, there was no interest and penalties related to uncertain tax positions being recognized in the consolidated financial statements. The Company does not anticipate any significant increases or decreases to its liability for unrecognized tax benefit within the next twelve months.
The positions of the Company and its subsidiaries remain open and subject to examination by the tax authorities of Hong Kong, Macau, the United States of America and other jurisdictions until the statue of limitations expire in each corresponding jurisdiction. The statute of limitations in Macau, Hong Kong and the United States of America are 5 years, 6 years and 3 years, respectively.

Share-Based Compensation	12 Months Ended
Dec. 31, 2010
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION
15.	SHARE-BASED COMPENSATION
The Company has adopted a share incentive plan in 2006, to attract and retain the best available personnel for positions of substantial responsibility, to provide additional incentives to employees, directors and consultants and to promote the success of its business. Under the share incentive plan, the Company may grant either options to purchase the Company’s ordinary shares or restricted shares. The plan administrator will determine the exercise price of an option and set forth the price in the award agreement. The exercise price may be a fixed or variable price related to the fair market value of the Company’s ordinary shares. If the Company grants an incentive share option to an employee who, at the time of that grant, owns shares representing more than 10% of the voting power of all classes of its share capital, the exercise price cannot be less than 110% of the fair market value of its ordinary shares on the date of that grant. The term of an award shall not exceed 10 years from the date of the grant. The maximum aggregate number of shares which may be issued pursuant to all awards (including shares issuable upon exercise of options) is 100,000,000 over 10 years. The Board of Directors of the Company has approved the removal of the maximum award amount of 50,000,000 shares over the first five years. The removal of such maximum limit for the first five years was approved by the shareholders of the Company at the general meeting held in May 2009. As of December 31, 2010 and 2009, 63,347,487 shares and 62,964,552 shares out of 100,000,000 shares remain available for the grant of stock options or restricted shares respectively.
The Company granted ordinary share options to certain personnel during the years ended December 31, 2010, 2009 and 2008 with exercise price determined at the closing price of the date of grant. These ordinary share options became exercisable over different vesting periods ranging from immediately vested on date of grant to four years with different vesting scale. The ordinary share options granted expire 10 years after the date of grant, except for options granted in the exchange program, described below, which have a range of 7.7 to 8.3 years life.
During the year ended December 31, 2009, the Board of Directors of the Company approved a proposal to allow for a one-time stock option exchange program, designed to provide eligible employees an opportunity to exchange certain outstanding underwater stock options for a lesser amount of new stock options to be granted with lower exercise prices. Stock options eligible for exchange were those that were granted on or prior to April 11, 2008 under the Company’s share incentive plan in 2006. A total of approximately 5.4 million eligible stock options were tendered by employees, representing 94% of the total stock options eligible for exchange. The Company granted an aggregate of approximately 3.6 million new stock options in exchange for the eligible stock options surrendered. The exercise price of the new stock options was  $1.43, which was the closing price of the Company’s ordinary share on the grant date. No incremental stock option expense was recognized for the exchange because the fair value of the new options, using Black-Scholes valuation model, was approximately equal to the fair value of the surrendered options they replaced. The significant assumptions used to determine the fair value of the new options includes expected dividend of nil, expected stock price volatility of 87.29%, risk-free interest rate of 2.11% and expected average life of 5.6 years.
During the year ended December 31, 2009, the Company settled bonus provision related to the year ended December 31, 2008 to employees with approximately 6.4 million restricted shares granted and vested on the same date in 2009. The total fair value of those restricted shares amounted to  $6,914 and approximated the bonus balance accrued as of December 31, 2008 in the consolidated balance sheet.
The Company has also granted restricted shares to certain personnel during the years ended December 31, 2010, 2009 and 2008. These restricted shares have a vesting period ranging from immediately vested on date of grant to four years. The grant date fair value is determined with reference to the market closing price at date of grant.

The Company uses the Black-Scholes valuation model to determine the estimated fair value for each option grant issued, with highly subjective assumptions, changes in which could materially affect the estimated fair value. Expected volatility is based on the historical volatility of a peer group of publicly traded companies. Expected term is based upon the vesting term or the historical of expected term of publicly traded companies. The risk-free interest rate used for each period presented is based on the United States of America Treasury yield curve at the time of grant for the period equal to the expected term.
The fair value per option was estimated at the date of grant using the following weighted-average assumptions (excludes options granted in the stock option exchange program):

	December 31,
	2010	2009	2008

Expected dividend yield	—	—	—
Expected stock price volatility	79.24%	74.60%	57.65%
Risk-free interest rate	1.78%	1.45%	1.67%
Forfeiture rate	—	—	—
Expected average life of options (years)	5.5	5.5	4.7
Share Options
A summary of share options activity under the share incentive plan as of December 31, 2010 and 2009, and changes during the years ended December 31, 2010, 2009 and 2008 are presented below:

			Weighted-
		Weighted-	Average
	Number	Average	Remaining	Aggregate
	of Share	Exercise	Contractual	Intrinsic
	Options	Price per Share	Term	Value

Outstanding at January 1, 2008	3,716,876	$5.02
Granted	20,558,343	$1.83
Exercised	—	—
Forfeited	(2,003,178)	$4.34
Expired	(1,795)	$5.06

Outstanding at December 31, 2008	22,270,246	$2.14
Granted	4,792,536	$1.07
Granted under option exchange program	3,612,327	$1.43
Exercised	—	—
Forfeited	(2,809,419)	$1.93
Expired	(104,738)	$4.58
Cancelled under option exchange program	(5,418,554)	$4.39

Outstanding at December 31, 2009	22,342,398	$1.26
Granted	4,266,174	$1.17
Exercised	(804,285)	$1.17
Forfeited	(5,169,216)	$1.27
Expired	(181,578)	$4.48

Outstanding at December 31, 2010	20,453,493	$1.22	7.20	$20,016

Exercisable at December 31, 2010	7,950,311	$1.23	5.81	$8,060

A summary of share options vested and expected to vest at December 31, 2010 are presented below:

Vested
Weighted-
		Weighted-	Average
	Number	Average	Remaining	Aggregate
	of Share	Exercise	Contractual	Intrinsic
	Options	Price per Share	Term	Value

Range of exercise prices per share ( $1.01- $5.06) (Note)	7,950,311	$1.23	5.81	$8,060

Note: 8,571,224 share options vested and 181,578 vested share options expired during the year ended December 31, 2010.

Expected to Vest
Weighted-
		Weighted-	Average
	Number	Average	Remaining	Aggregate
	of Share	Exercise	Contractual	Intrinsic
	Options	Price per Share	Term	Value
Range of exercise prices per share ( $1.01 - $5.06)	12,503,182	$1.21	8.08	$11,956

The weighted-average fair value of share options granted (excludes options granted in the stock option exchange program) during the years ended December 31, 2010, 2009 and 2008 were  $0.84,  $0.67 and  $0.80, respectively. 804,285 share options were exercised and proceeds amounted to  $938 were recognized during the year ended December 31, 2010. The total intrinsic value of share options exercised for the year ended December 31, 2010 was  $767. No share options were exercised during the years ended December 31, 2009 and 2008 and therefore no cash proceeds were recognized.
As of December 31, 2010, there was  $6,988 unrecognized compensation costs related to unvested share options. The costs are expected to be recognized over a weighted-average period of 2.25 years.

Restricted Shares
A summary of the status of the share incentive plan’s restricted shares as of December 31, 2010, and changes during the years ended December 31, 2010, 2009 and 2008 are presented below:

	Number of	Weighted-
	Restricted	Average Grant
	Shares	Date Fair Value

Unvested at January 1, 2008	2,006,444	$6.33
Granted	6,529,844	1.30
Vested	(226,317)	6.33
Forfeited	(771,895)	5.88

Unvested at December 31, 2008 and January 1, 2009	7,538,076	$2.02
Granted	7,071,741	1.09
Vested	(10,825,445)	1.61
Forfeited	(538,341)	1.61

Unvested at December 31, 2009 and January 1, 2010	3,246,031	$1.41
Granted	1,463,151	1.38
Vested	(1,298,657)	1.67
Forfeited	(761,466)	1.27

Unvested at December 31, 2010	2,649,059	$1.31

The total fair values at date of grant of the restricted shares vested during the years ended December 31, 2010, 2009 and 2008 were  $2,166,  $17,433 and  $1,433, respectively.
As of December 31, 2010, there was  $2,346 of unrecognized compensation costs related to restricted shares. The costs are expected to be recognized over a weighted-average period of 2.05 years.
The impact of share options and restricted shares for the years ended December 31, 2010, 2009 and 2008 recognized in the consolidated financial statements were as follows:

	Year Ended December 31,
	2010	2009	2008

Share options	$4,439	$5,169	$2,598
Restricted shares	1,606	6,638	4,420

Total share-based compensation expenses	$6,045	$11,807	$7,018
Less: share-based compensation expenses capitalized	(2)	(422)	(163)

Share-based compensation recognized in general and administrative expenses	$6,043	$11,385	$6,855

Employee Benefit Plans	12 Months Ended
Dec. 31, 2010
Employee Benefit Plans [Abstract]
EMPLOYEE BENEFIT PLANS
16.	EMPLOYEE BENEFIT PLANS
The Company provides defined contribution plans for their employees in Macau, Hong Kong, United States of America and other jurisdictions. For the years ended December 31, 2010, 2009 and 2008, the Company’s contributions into the provident fund were  $5,070,  $5,012 and  $4,584, respectively.

Distribution of Profits	12 Months Ended
Dec. 31, 2010
Distribution of Profits [Abstract]
DISTRIBUTION OF PROFITS
17.	DISTRIBUTION OF PROFITS
All subsidiaries incorporated in Macau are required to set aside a minimum of 10% to 25% of the entity’s profit after taxation to the legal reserve until the balance of the legal reserve reaches a level equivalent to 25% to 50% of the entity’s share capital in accordance with the provisions of the Macau Commercial Code. The legal reserve sets aside an amount from the subsidiaries’ statements of operations and is not available for distribution to the shareholders of the subsidiaries. The appropriation of legal reserve is recorded in the subsidiaries’ financial statements in the year in which it is approved by the boards of directors of the relevant subsidiaries. As of December 31, 2010 and 2009, the balance of the reserve amounted to  $3 in each of those years.
The City of Dreams Project Facility contains restrictions on payment of dividends for the Borrowing Group. There is a restriction on paying dividends during the construction phase of the City of Dreams project. Upon completion of the construction of the City of Dreams, the relevant subsidiaries will only be able to pay dividends if they satisfy certain financial tests and conditions.
The indenture governing the Senior Notes also contains certain covenants that, subject to certain exceptions and conditions, restrict the payment of dividends for MCE Finance and its restricted subsidiaries.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Commitments And Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
18.	COMMITMENTS AND CONTINGENCIES
(a)	Capital Commitments
As of December 31, 2010, the Company had capital commitments contracted for but not provided mainly for the construction and acquisition of property and equipment for City of Dreams totaling  $2,843.
Melco Crown (COD) Developments and Melco Crown Gaming, subsidiaries of the Company, accepted in principle an offer from the Macau government to acquire the Cotai Land in Macau, where the City of Dreams site located, for approximately  $105,091, with  $37,437 paid at signing of the government lease in February 2008. In August 2008, Melco Crown (COD) Developments obtained the official title of this land use right for approximately  $105,091, of which  $65,659 has been paid as of December 31, 2010 and the remaining amount of  $39,432, accrued with 5% interest per annum, will be paid in five biannual instalments. In November 2009, Melco Crown (COD) Developments and Melco Crown Gaming accepted in principle the initial terms for the revision of the land lease agreement from the Macau government and recognized additional land premium of  $32,118 payable to the Macau government for the increased developable gross floor area of Cotai Land for City of Dreams. In March 2010, Melco Crown (COD) Developments and Melco Crown Gaming accepted the final terms for the revision of the land lease agreement and fully paid the additional land premium to the Macau government. The land grant amendment process was completed on September 15, 2010. As of December 31, 2010 and 2009, the total outstanding balances of the land use right has been included in accrued expenses and other current liabilities in an amount of  $15,191 and  $29,781 and in land use right payable in an amount of  $24,241 and  $39,432, respectively. A guarantee deposit of approximately  $424 was also paid upon signing of the government lease in February 2008. According to the terms of the revised offer from the Macau government, payment in the form of government land use fees in an aggregate amount of  $1,185 per annum is payable to the Macau government and such amount may be adjusted every five years as agreed between the Macau government and Melco Crown (COD) Developments, using the applicable market rates in effect at the time of the adjustment. As of December 31, 2010, the Company’s total commitments of payment in form of government land use fees for the City of Dreams site was  $26,754.
In 2006, the Macau government had officially granted the Taipa Land to Altira Developments Limited (“Altira Developments”), a subsidiary of the Company. A guarantee deposit of approximately  $20 was paid upon signing of the lease in 2006. Payment in the form of government land use fees in an aggregate amount of  $171 per annum became payable to the Macau government and such amount may be adjusted every five years as agreed between the Macau government and Altira Developments, using the applicable market rates in effect at the time of the adjustment. As of December 31, 2010, the Company’s total commitments of payment in form of government land use fees for the Altira Macau site was  $3,453.

(b)	Lease Commitments and Other Arrangements
Operating Leases — As a lessee
The Company leases office space, Mocha Club sites, staff quarters and certain equipment under non-cancellable operating lease agreements that expire at various dates through December 2021. Those lease agreements provide for periodic rental increases based on both contractual agreed incremental rates and on the general inflation rate once agreed by the Company and its lessor. During the years ended December 31, 2010, 2009 and 2008, the Company incurred rental expenses amounting to  $15,373,  $14,557 and  $12,060, respectively.
As of December 31, 2010, minimum lease payments under all non-cancellable leases were as follows:

Year ending December 31,

2011	$10,734
2012	7,382
2013	5,339
2014	3,853
2015	2,564
Over 2015	7,103

Total minimum lease payments	$36,975

As grantor of operating and right to use arrangement
The Company entered into non-cancellable operating and right to use agreements for mall spaces in the City of Dreams site with various retailers that expire at various dates through July 2016. Certain of the operating and right to use agreements include minimum base fee and operating fee with escalated contingent fee clauses. During the years ended December 31, 2010, 2009 and 2008, the Company received contingent fees amount to  $12,801,  $5,547 and nil, respectively.
As of December 31, 2010, minimum future fees to be received under all non-cancellable operating and right to use agreements were as follows:

Year ending December 31,

2011	$10,836
2012	10,440
2013	9,770
2014	9,233
2015	4,998
Over 2015	848

Total minimum future fees to be received	$46,125

The total minimum future fees do not include the escalated contingent fee clauses.
(c)	Other Commitments
On September 8, 2006, the Macau government granted a gaming subconcession to Melco Crown Gaming to operate the gaming business in Macau. Pursuant to the gaming subconcession agreement, Melco Crown Gaming has committed to the following:
i)	To pay the Macau government a fixed annual premium of $3,744 (MOP30,000,000) starting from June 26, 2009 or earlier, if the hotel, casino and resort projects operated by the Company’s subsidiaries are not completed by then.

ii)	To pay the Macau government a variable premium depending on the number and type of gaming tables and gaming machines that the Company operates. The variable premium is calculated as follows:
•	$37 (MOP300,000) per year for each gaming table (subject to a minimum of 100 tables) reserved exclusively for certain kind of games or to certain players;
•	$19 (MOP150,000) per year for each gaming table (subject to a minimum of 100 tables) not reserved exclusively for certain kind of games or to certain players; and
•	$0.1 (MOP1,000) per year for each electrical or mechanical gaming machine, including the slot machine.
iii)	To pay the Macau government a sum of 1.6% of the gross revenues of the gaming business operations on a monthly basis, that will be made available to a public foundation for the promotion, development and study of social, cultural, economic, educational, scientific, academic and charity activities, to be determined by the Macau government.
iv)	To pay the Macau government a sum of 2.4% of the gross revenues of the gaming business operations on a monthly basis, which will be used for urban development, tourist promotion and the social security of Macau.
v)	To pay special gaming tax to the Macau government of an amount equal to 35% of the gross revenues of the gaming business operations on a monthly basis.
vi)	Melco Crown Gaming must maintain two bank guarantees issued by a specific bank with the Macau government as the beneficiary in a maximum amount of $62,395 (MOP500,000,000) from September 8, 2006 to September 8, 2011 and a maximum amount of $37,437 (MOP300,000,000) from September 8, 2011 until the 180th day after the termination date of the gaming subconcession. A sum of 1.75% of the guarantee amount will be payable by Melco Crown Gaming quarterly to such bank.
As of December 31, 2010, the Company had other commitments contracted for but not provided in respect of shuttle buses and limousines services mainly for the operations of Altira Macau and the City of Dreams totaling  $2,421. Expenses for the shuttle buses and limousines services during the years ended December 31, 2010 and 2009 amounted to  $12,709 and  $10,653, respectively.
As of December 31, 2010, the Company had other commitments contracted for but not provided in respect of cleaning, maintenance, consulting, marketing and other services mainly for the operations of Mocha Clubs, Altira Macau and the City of Dreams totaling  $8,670. Expenses for such services during the years ended December 31, 2010 and 2009 amounted to  $17,201 and  $5,561, respectively.
As of December 31, 2010, the Company had other commitments contracted for but not provided in respect of trademark and memorabilia license fee for the operations of City of Dreams hotels and casino totaling  $7,579. Expenses for the trademark and memorabilia license fee during the years ended December 31, 2010 and 2009 amounted to  $1,610 and  $889, respectively.
As of December 31, 2010, the Company had other commitments contracted for but not provided in respect of fee for the operations of entertainment show in City of Dreams, which commenced performance in September 2010, totaling  $28,833. Expenses for such fee for the operations of entertainment show during the year ended December 31, 2010 amounted to  $2,349.
(d)	Contingencies
As of December 31, 2010, the Melco Crown Gaming has issued a promissory note (“livranca”) of  $68,635 (MOP550,000,000) to a bank in respect of bank guarantees issued to the Macau government as disclosed in Note 18(c)(vi) to the consolidated financial statements.
As of December 31, 2010, the Company has entered into two deeds of guarantee with third parties amounted to  $10,000 to guarantee certain payment obligations of the City of Dreams’ operations.
As of December 31, 2010, a bank guarantee issued to the Macau government amounted to  $22,462 (MOP180,000,000) to guarantee payment of additional land premium payable as disclosed in Note 8 to the consolidated financial statements has been released.

(e)	Litigation
The Company is currently a party to certain legal proceedings which relate to matters arising out of the ordinary course of its business. Management does not believe that the outcome of such proceedings will have a material adverse effect on the Company’s financial position or results of operations.

Related Party Transactions	12 Months Ended
Dec. 31, 2010
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
19.	RELATED PARTY TRANSACTIONS
During the years ended December 31, 2010, 2009 and 2008, the Company entered into the following material related party transactions:

	Year Ended December 31,
	2010	2009	2008

Amounts paid/payable to affiliated companies

Advertising and promotional expenses	$75	$211	$597
Consultancy fee capitalized in construction in progress	—	1,312	246
Consultancy fee recognized as expense	868	1,301	1,168
Management fees	17	45	1,698
Network support fee	—	28	52
Office rental	2,271	2,354	1,466
Operating and office supplies	181	257	255
Property and equipment	1,287	59,482	16,327
Repairs and maintenance	236	87	655
Service fee expense	500	748	781
Traveling expense capitalized in construction in progress	3	65	66
Traveling expense recognized as expense	3,542	2,809	1,387

Amounts received/receivable from affiliated companies

Other service fee income	268	896	276
Rooms and food and beverage income	80	23	100
Sales proceeds for disposal of property and equipment	—	—	2,788

Amounts paid/payable to shareholders

Interest charges capitalized in construction in progress	—	963	3,367
Interest charges recognized as expense	242	215	—

Amounts received/receivable from a shareholder

Other service fee income	23	—	—
Rooms and food and beverage income	39	—	—

Details of those material related party transactions provided in the table above are as follows:

(a)	Amounts Due From Affiliated Companies
Melco’s subsidiary and its associated companies — The Company reimbursed Melco’s subsidiary for service fees incurred on its behalf for rental, office administration, travel and security coverage for the operation of the office of the Company’s Chief Executive Officer during the years ended December 31, 2010, 2009 and 2008. Melco’s subsidiary provided services to the Company which included management of general and administrative matters and consultancy during the years ended December 31, 2010, 2009 and 2008, and advertising and promotion, system maintenance and administration support and repairs and maintenance during the year ended December 31, 2008. Other service fee income was received from Melco’s subsidiary during the years ended December 31, 2010 and 2009 and Melco’s subsidiary purchased rooms and food and beverage services from the Company during the year ended December 31, 2009. Melco’s associated companies purchased rooms and food and beverage services from the Company during the year ended December 31, 2009 and the Company purchased property and equipment from Melco’s associated company during the year ended December 31, 2009. The outstanding balance due from Melco’s subsidiary as of December 31, 2010 was  $1,463, mainly related to prepayment of operating expenses, and as of December 31, 2009, the outstanding balance with Melco’s subsidiary was a payable of  $607. The outstanding balances due from Melco’s associated companies as of December 31, 2010 and 2009 amounted to  $1 in each of those periods. These amounts were unsecured, non-interest bearing and repayable on demand.
Shun Tak Holdings Limited’s subsidiary — Shun Tak Holdings Limited’s subsidiary purchased rooms and food and beverage services from the Company, and provided traveling services to the Company during the year ended December 31, 2010, a company in which relatives of Mr. Lawrence Ho, the Company’s Co-Chairman and Chief Executive Officer, have beneficial interests. As of December 31, 2010 and 2009, the outstanding balances due from this subsidiary of Shun Tak Holdings Limited of  $64 and nil, respectively, were unsecured, non-interest bearing and repayable on demand.
(b)	Amounts Due To Affiliated Companies
Elixir International Limited, or Elixir — The Company purchased property and equipment and services including repairs and maintenance, operating and office supplies and consultancy from Elixir, a wholly-owned subsidiary of Melco before Melco disposed of it in July 2010, primarily related to the Altira Macau and City of Dreams during the years ended December 31, 2010, 2009 and 2008. The Company paid network support fee to Elixir during the years ended December 31, 2009 and 2008. Certain gaming machines were sold to Elixir during the year ended December 31, 2008 and Elixir purchased rooms and food and beverage services from the Company during the years ended December 31, 2010, 2009 and 2008. As of December 31, 2009, the outstanding balance due to Elixir of  $5,046 was unsecured, non-interest bearing and repayable on demand.
Sociedade de Turismo e Diversões de Macau, S.A.R.L., or STDM and its subsidiaries (together with STDM referred to STDM Group) and Shun Tak Holdings Limited and its subsidiaries (referred to Shun Tak Group) — The Company incurred expenses associated with its use of STDM and Shun Tak Group ferry and hotel accommodation services within Hong Kong and Macau during the years ended December 31, 2010, 2009 and 2008. Relatives of Mr. Lawrence Ho, have beneficial interests within those companies. The traveling expenses in connection with construction of City of Dreams were capitalized as costs related to construction in progress during the construction period for the years ended December 31, 2010, 2009 and 2008. The Company paid advertising and promotional expenses to STDM Group during the years ended December 31, 2010, 2009 and 2008, and Shun Tak Group during the years ended December 31, 2009 and 2008, respectively. The Company incurred rental expenses from leasing office premises from STDM Group and Shun Tak Group during the years ended December 31, 2010, 2009 and 2008. As of December 31, 2010 and 2009, the outstanding balances due to STDM Group of  $164 and  $171 and Shun Tak Group of  $276 and  $440, respectively, were unsecured, non-interest bearing and repayable on demand.

Melco’s subsidiaries and its associated companies — Melco’s subsidiary provided consultancy services to the Company during the year ended December 31, 2010. The Company purchased operating and office supplies from Melco’s subsidiary and its associated companies during the years ended December 31, 2010 and 2008. The Company incurred rental expenses from leasing office premises from Melco’s subsidiary during the years ended December 31, 2010, 2009 and 2008. The Company purchased property and equipment from Melco’s subsidiaries and its associated companies during the years ended December 31, 2009 and 2008. Melco’s associated company provided network support and repairs and maintenance services to the Company during the year ended December 31, 2008. Melco’s associated companies purchased rooms and food and beverage services from the Company during the years ended December 31, 2009 and 2008. As of December 31, 2010 and 2009, the outstanding balances due to Melco’s subsidiaries and its associated companies of  $134 and  $113, respectively, were unsecured, non-interest bearing and repayable on demand.
Lisboa Holdings Limited, or Lisboa and Sociedade de Jogos de Macau S.A., or SJM - During the years ended December 31, 2010, 2009 and 2008, the Company paid rental expenses and service fees for Mocha Clubs gaming premises to Lisboa and SJM, companies in which relatives of Mr. Lawrence Ho have beneficial interests. There were no outstanding balances with Lisboa and SJM as of December 31, 2010 and 2009.
Crown’s subsidiary — Crown’s subsidiary provided services to the Company primarily for the construction of City of Dreams and the operations which included general consultancy and management of sale representative offices during the years ended December 31, 2010, 2009 and 2008. Part of the consultancy charges was capitalized as costs related to construction in progress during construction period for the years ended December 31, 2009 and 2008. The Company reimbursed Crown’s subsidiary for associated costs including traveling expenses during the years ended December 31, 2010, 2009 and 2008. The Company purchased property and equipment from Crown’s subsidiary during the years ended December 31, 2009 and 2008. The Company received rental income from Crown’s subsidiary during the year ended December 31, 2010 and other service fee income from Crown’s subsidiary during the years ended December 31, 2010, 2009 and 2008. Crown’s subsidiary purchased rooms and food and beverage services from the Company during the years ended December 31, 2010 and 2008. As of December 31, 2010 and 2009, the outstanding balances due to Crown’s subsidiary of  $99 and  $975, respectively, were unsecured, non-interest bearing and repayable on demand.
Shuffle Master Asia Limited, or Shuffle Master, and Stargames Corporation Pty. Limited, or Stargames — The Company purchased spare parts, property and equipment and lease of equipment with Shuffle Master during the years ended December 31, 2009 and 2008. The Company incurred repairs and maintenance expense with Shuffle Master and Stargames during the year ended December 31, 2008, in which the Company’s former Chief Operating Officer who resigned this position in May 2009 was an independent non-executive director of its parent company during this period. There were no outstanding balances with Shuffle Master and Stargames as of December 31, 2009.
Chang Wah Garment Manufacturing Company Limited, or Chang Wah — The Company purchased uniforms from Chang Wah during the years ended December 31, 2009 and 2008, a company in which a relative of Mr. Lawrence Ho had beneficial interest until end of December 2009, for Altira Macau and City of Dreams. The outstanding balance due to Chang Wah as of December 31, 2009 of  $32 was unsecured, non-interest bearing and repayable on demand.
MGM Grand Paradise Limited, or MGM — The Company paid rental expenses and purchased property and equipment from MGM during the year ended December 31, 2009, a company in which a relative of Mr. Lawrence Ho has beneficial interest, for City of Dreams. There were no outstanding balances with MGM as of December 31, 2010 and 2009.

(c)	Amounts Due To/Loans From Shareholders
Melco and Crown provided loans to the Company mainly used for working capital purposes, for the acquisition of the Altira Macau and the City of Dreams sites and for construction of Altira Macau and City of Dreams.
The outstanding loan balances due to Melco as of December 31, 2010 and 2009 amounted to  $74,367 in each of those years, were unsecured and interest bearing at 3-months HIBOR per annum and at 3-months HIBOR plus 1.5% per annum only during the period from May 16, 2008 to May 15, 2009. As of December 31, 2010, the loan balance due to Melco was repayable in May 2012.
The Company received other service fee income from Melco during the year ended December 31, 2010 and Melco purchased rooms and food and beverage services from the Company during the years ended December 31, 2010 and 2009. The amounts of  $23 and  $17 due to Melco as of December 31, 2010 and 2009, respectively, mainly related to interest payable on the outstanding loan balances, were unsecured, non-interest bearing and repayable on demand.
The outstanding loan balances due to Crown as of December 31, 2010 and 2009 amounted to  $41,280 in each of those years, were unsecured and interest bearing at 3-months HIBOR per annum. As of December 31, 2010, the loan balance due to Crown was repayable in May 2012.
The amounts of  $13 and  $8 due to Crown as of December 31, 2010 and 2009, respectively, related to interest payable on the outstanding loan balances, were unsecured, non-interest bearing and repayable on demand.

Segment Information	12 Months Ended
Dec. 31, 2010
Segment Information [Abstract]
SEGMENT INFORMATION
20.	SEGMENT INFORMATION
The Company is principally engaged in the gaming and hospitality business. The chief operating decision maker monitors its operations and evaluates earnings by reviewing the assets and operations of Mocha Clubs, Altira Macau and City of Dreams. As of December 31, 2008, Mocha Clubs and Altira Macau were the two primary businesses of the Company. Subsequent to the opening of City of Dreams in June 2009, City of Dreams has become one of the three primary businesses of the Company as of December 31, 2010 and 2009. Taipa Square Casino is included within Corporate and Others. All revenues were generated in Macau.
Total Assets

	December 31,
	2010	2009
Mocha Clubs	$145,173	$144,455
Altira Macau	571,504	575,477
City of Dreams	3,202,692	3,075,052
Corporate and Others	965,071	1,067,861

Total consolidated assets	$4,884,440	$4,862,845

Capital Expenditures

	Year Ended December 31,
	2010	2009	2008
Mocha Clubs	$13,140	$11,448	$15,491
Altira Macau	7,784	6,712	6,275
City of Dreams	94,279	808,424	1,148,098
Corporate and Others	4,457	2,152	21,334

Total capital expenditures	$119,660	$828,736	$1,191,198

For the years ended December 31, 2010, 2009 and 2008, there was no single customer that contributed more than 10% of the total revenues.
The Company’s segment information on its results of operations for the following years is as follows:

	Year Ended December 31,
	2010	2009	2008
NET REVENUES
Mocha Clubs	$111,984	$97,984	$91,967
Altira Macau	859,755	658,043	1,313,047
City of Dreams	1,638,401	552,141	—
Corporate and Others	31,836	24,705	11,120

Total net revenues	2,641,976	1,332,873	1,416,134

ADJUSTED PROPERTY EBITDA (1)
Mocha Clubs	29,831	25,416	25,805
Altira Macau	133,679	13,702	162,487
City of Dreams	326,338	56,666	(23)

Total adjusted property EBITDA	489,848	95,784	188,269

OPERATING COSTS AND EXPENSES
Pre-opening costs	(18,648)	(91,882)	(21,821)
Amortization of gaming subconcession	(57,237)	(57,237)	(57,237)
Amortization of land use rights	(19,522)	(18,395)	(18,269)
Depreciation and amortization	(236,306)	(141,864)	(51,379)
Share-based compensation	(6,043)	(11,385)	(6,855)
Property charges and others	(91)	(7,040)	(290)
Corporate and others expenses	(59,489)	(40,028)	(31,244)

Total operating costs and expenses	(397,336)	(367,831)	(187,095)

OPERATING INCOME (LOSS)	92,512	(272,047)	1,174

NON-OPERATING EXPENSES
Interest income	404	498	8,215
Interest expenses, net of capitalized interest	(93,357)	(31,824)	—
Amortization of deferred financing costs	(14,302)	(5,974)	(765)
Loan commitment fees	3,811	(2,253)	(14,965)
Foreign exchange gain, net	3,563	491	1,436
Other income, net	1,074	2,516	972
Costs associated with debt modification	(3,310)	—	—

Total non-operating expenses	(102,117)	(36,546)	(5,107)

LOSS BEFORE INCOME TAX	(9,605)	(308,593)	(3,933)
INCOME TAX (EXPENSE) CREDIT	(920)	132	1,470

NET LOSS	$(10,525)	$(308,461)	$(2,463)

Note

(1)	“Adjusted property EBITDA” is earnings before interest, taxes, depreciation, amortization, other expenses (including pre-opening costs, share-based compensation, property charges and others, corporate and other expenses and non-operating expenses). The chief operating decision maker used Adjusted property EBITDA to measure the operating performance of Mocha Clubs, Altira Macau and City of Dreams and to compare the operating performance of its properties with those of its competitors.

Condensed Consolidating Financial Information	12 Months Ended
Dec. 31, 2010
Condensed Consolidating Financial Information [Abstract]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
21.	CONDENSED CONSOLIDATING FINANCIAL INFORMATION
In May 2010, MCE Finance (“Issuer”), a subsidiary of MCE (the “Parent”), issued  $600,000 10.25% Senior Notes due 2018 as disclosed in Note 10 to the consolidated financial statements.
The Issuer and all subsidiary guarantors except Melco Crown Gaming are 100% directly or indirectly owned by the Parent guarantor. Certain Macau laws require companies limited by shares (sociedade anónima) incorporated in Macau to have a minimum of three shareholders, and all gaming concessionaires and subconcessionaires to be managed by a Macau permanent resident, the managing director, who must hold at least 10% of the share capital of the concessionaire or subconcessionaire. In accordance with such Macau laws, approximately 90% of the share capital of Melco Crown Gaming is indirectly owned by the Parent. While MCE complies with the Macau laws, Melco Crown Gaming is considered an indirectly 100% owned subsidiary of the Parent for purposes of the consolidated financial statements of the Parent because the economic interest of the 10% holding of the managing director is limited to, in aggregate with other class A shareholders, MOP 1 on the winding up or liquidation of Melco Crown Gaming and to receive an aggregate annual dividend of MOP 1. The City of Dreams Project Facility and the gaming subconcession agreement significantly restrict the Parent’s, the Issuer’s and the subsidiary guarantors’ ability to obtain funds from each other guarantor subsidiary in the form of a dividend or loan.
Condensed consolidating financial statements for the Parent, Issuer, guarantor subsidiaries and non-guarantor subsidiaries as of December 31, 2010 and 2009, and for the years ended December 31, 2010, 2009, and 2008 are presented in the following tables. Information has been presented such that investments in subsidiaries, if any, are accounted for under the equity method and the principal elimination entries eliminate the investments in subsidiaries and intercompany balances and transactions. Additionally, the guarantor and non-guarantor subsidiaries are presented on a combined basis.

CONDENSED CONSOLIDATING BALANCE SHEETS
December 31, 2010

			Guarantor	Non-guarantor
	Parent	Issuer	Subsidiaries (1)	Subsidiaries	Elimination	Consolidated
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$3,198	$—	$410,767	$27,958	$—	$441,923
Restricted cash	—	—	167,286	—	—	167,286
Accounts receivable, net	—	—	259,521	—	—	259,521
Amounts due from affiliated companies	1,351	—	167	60	(50)	1,528
Intercompany receivables	77,682	8,099	32,198	174,481	(292,460)	—
Amount due from a shareholder	—	—	1	—	(1)	—
Income tax receivable	198	—	—	—	—	198
Inventories	—	—	10,228	—	—	10,228
Prepaid expenses and other current assets	4,722	9	13,810	1,247	—	19,788

Total current assets	87,151	8,108	893,978	203,746	(292,511)	900,472

PROPERTY AND EQUIPMENT, NET	—	—	2,660,069	11,826	—	2,671,895
GAMING SUBCONCESSION, NET	—	—	656,742	—	—	656,742
INTANGIBLE ASSETS, NET	—	—	4,220	—	—	4,220
GOODWILL	—	—	81,915	—	—	81,915
INVESTMENTS IN SUBSIDIARIES	2,734,880	2,254,958	4,058,120	6,301	(9,054,259)	—
LONG-TERM PREPAYMENT, DEPOSITS AND OTHER ASSETS	641	—	94,470	518	—	95,629
DEFERRED TAX ASSETS	—	—	—	25	—	25
DEFERRED FINANCING COSTS	—	13,452	31,935	—	—	45,387
LAND USE RIGHTS, NET	—	—	428,155	—	—	428,155

TOTAL	$2,822,672	$2,276,518	$8,909,604	$222,416	$(9,346,770)	$4,884,440

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES
Accounts payable	$—	$—	$8,880	$—	$—	$8,880
Accrued expenses and other current liabilities	1,889	8,270	441,642	10,283	—	462,084
Income tax payable	—	—	—	934	—	934
Current portion of long-term debt	—	—	202,997	—	—	202,997
Intercompany payables	181,771	19	93,329	17,341	(292,460)	—
Amounts due to affiliated companies	137	—	510	76	(50)	673
Amounts due to shareholders	37	—	—	—	(1)	36

Total current liabilities	183,834	8,289	747,358	28,634	(292,511)	675,604

LONG-TERM DEBT	—	592,443	928,808	—	—	1,521,251
OTHER LONG-TERM LIABILITIES	—	—	6,476	20	—	6,496
DEFERRED TAX LIABILITIES	—	—	17,818	192	—	18,010
ADVANCE FROM ULTIMATE HOLDING COMPANY	—	—	1,047,648	11,254	(1,058,902)	—
LOAN FROM INTERMEDIATE HOLDING COMPANY	—	—	578,617	—	(578,617)	—
LOANS FROM SHAREHOLDERS	115,647	—	—	—	—	115,647
LAND USE RIGHT PAYABLE	—	—	24,241	—	—	24,241
SHAREHOLDERS’ EQUITY
Total shareholders’ equity	2,523,191	1,675,786	5,558,638	182,316	(7,416,740)	2,523,191

TOTAL	$2,822,672	$2,276,518	$8,909,604	$222,416	$(9,346,770)	$4,884,440

CONDENSED CONSOLIDATING BALANCE SHEETS
December 31, 2009

			Guarantor	Non-guarantor
	Parent	Issuer	Subsidiaries (1)	Subsidiaries	Elimination	Consolidated
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$34,358	$—	$177,057	$1,183	$—	$212,598
Restricted cash	—	—	233,085	3,034	—	236,119
Accounts receivable, net	—	—	262,176	—	—	262,176
Amounts due from affiliated companies	—	—	14	31	(44)	1
Intercompany receivables	64,676	—	10,069	176,169	(250,914)	—
Inventories	—	—	6,534	—	—	6,534
Prepaid expenses and other current assets	12,605	—	15,101	1,718	(9,656)	19,768

Total current assets	111,639	—	704,036	182,135	(260,614)	737,196

PROPERTY AND EQUIPMENT, NET	—	—	2,773,321	13,325	—	2,786,646
GAMING SUBCONCESSION, NET	—	—	713,979	—	—	713,979
INTANGIBLE ASSETS, NET	—	—	4,220	—	—	4,220
GOODWILL	—	—	81,915	—	—	81,915
INVESTMENTS IN SUBSIDIARIES	2,697,541	1,665,989	4,058,121	6,301	(8,427,952)	—
LONG-TERM PREPAYMENT, DEPOSITS AND OTHER ASSETS	1,178	—	50,685	502	—	52,365
DEFERRED FINANCING COST	—	—	38,948	—	—	38,948
LAND USE RIGHTS, NET	—	—	447,576	—	—	447,576

TOTAL	$2,810,358	$1,665,989	$8,872,801	$202,263	$(8,688,566)	$4,862,845

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES
Accounts payable	$—	$—	$8,719	$—	$—	$8,719
Accrued expenses and other current liabilities	3,302	—	462,749	3,848	(9,656)	460,243
Income tax payable	387	—	—	381	—	768
Current portion of long-term debt	—	—	44,504	—	—	44,504
Intercompany payables	180,336	1	64,185	6,392	(250,914)	—
Amounts due to affiliated companies	1,620	—	5,655	153	(44)	7,384
Amounts due to shareholders	22	—	—	3	—	25

Total current liabilities	185,667	1	585,812	10,777	(260,614)	521,643

LONG-TERM DEBT	—	—	1,638,703	—	—	1,638,703
OTHER LONG-TERM LIABILITIES	—	—	20,606	13	—	20,619
DEFERRED TAX LIABILITIES	—	—	17,654	103	—	17,757
ADVANCE FROM ULTIMATE HOLDING COMPANY	—	—	1,021,869	11,254	(1,033,123)	—
LOANS FROM SHAREHOLDERS	115,647	—	—	—	—	115,647
LAND USE RIGHT PAYABLE	—	—	39,432	—	—	39,432
SHAREHOLDERS’ EQUITY
Total shareholders’ equity	2,509,044	1,665,988	5,548,725	180,116	(7,394,829)	2,509,044

TOTAL	$2,810,358	$1,665,989	$8,872,801	$202,263	$(8,688,566)	$4,862,845

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the year ended December 31, 2010

			Guarantor	Non-guarantor
	Parent	Issuer	Subsidiaries (1)	Subsidiaries	Elimination	Consolidated
OPERATING REVENUES
Casino	$—	$—	$2,550,542	$—	$—	$2,550,542
Rooms	—	—	86,165	—	(2,447)	83,718
Food and beverage	—	—	61,738	—	(5,059)	56,679
Entertainment, retail and others	—	—	33,692	194	(1,207)	32,679

Gross revenues	—	—	2,732,137	194	(8,713)	2,723,618
Less: promotional allowances	—	—	(81,642)	—	—	(81,642)

Net revenues	—	—	2,650,495	194	(8,713)	2,641,976

OPERATING COSTS AND EXPENSES
Casino	—	—	(1,951,336)	—	2,312	(1,949,024)
Rooms	—	—	(16,674)	—	542	(16,132)
Food and beverage	—	—	(33,263)	—	365	(32,898)
Entertainment, retail and others	—	—	(25,332)	—	5,556	(19,776)
General and administrative	(14,985)	(19)	(197,478)	(47,268)	59,920	(199,830)
Pre-opening costs	—	—	(18,972)	—	324	(18,648)
Amortization of gaming subconcession	—	—	(57,237)	—	—	(57,237)
Amortization of land use rights	—	—	(19,522)	—	—	(19,522)
Depreciation and amortization	—	—	(234,427)	(1,879)	—	(236,306)
Property charges and others	—	—	(91)	—	—	(91)

Total operating costs and expenses	(14,985)	(19)	(2,554,332)	(49,147)	69,019	(2,549,464)

OPERATING (LOSS) INCOME	(14,985)	(19)	96,163	(48,953)	60,306	92,512

NON-OPERATING INCOME (EXPENSES)
Interest (expenses) income, net	(236)	759	(93,499)	23	—	(92,953)
Other finance costs	—	(1,134)	(9,357)	—	—	(10,491)
Foreign exchange (loss) gain, net	(41)	(179)	2,042	1,741	—	3,563
Other income, net	11,257	19	391	49,713	(60,306)	1,074
Costs associated with debt modification	—	—	(3,310)	—	—	(3,310)
Share of results of subsidiaries	(6,129)	(7,298)	(1)	—	13,428	—

Total non-operating income (expenses)	4,851	(7,833)	(103,734)	51,477	(46,878)	(102,117)

(LOSS) INCOME BEFORE INCOME TAX	(10,134)	(7,852)	(7,571)	2,524	13,428	(9,605)
INCOME TAX EXPENSES	(391)	—	(166)	(363)	—	(920)

NET (LOSS) INCOME	$(10,525)	$(7,852)	$(7,737)	$2,161	$13,428	$(10,525)

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the year ended December 31, 2009

			Guarantor	Non-guarantor
	Parent	Issuer	Subsidiaries (1)	Subsidiaries	Elimination	Consolidated
OPERATING REVENUES
Casino	$—	$—	$1,304,634	$—	$—	$1,304,634
Rooms	—	—	42,598	—	(1,383)	41,215
Food and beverage	—	—	29,450	—	(1,270)	28,180
Entertainment, retail and others	—	—	10,103	1	1,773	11,877

Gross revenues	—	—	1,386,785	1	(880)	1,385,906
Less: promotional allowances	—	—	(53,033)	—	—	(53,033)

Net revenues	—	—	1,333,752	1	(880)	1,332,873

OPERATING COSTS AND EXPENSES
Casino	—	—	(1,130,887)	—	585	(1,130,302)
Rooms	—	—	(6,402)	—	45	(6,357)
Food and beverage	—	—	(16,936)	—	83	(16,853)
Entertainment, retail and others	—	—	(4,283)	—	279	(4,004)
General and administrative	(21,089)	—	(122,884)	(22,584)	35,571	(130,986)
Pre-opening costs	—	—	(91,994)	(530)	642	(91,882)
Amortization of gaming subconcession	—	—	(57,237)	—	—	(57,237)
Amortization of land use rights	—	—	(18,395)	—	—	(18,395)
Depreciation and amortization	—	—	(139,875)	(1,989)	—	(141,864)
Property charges and others	—	—	(4,185)	(2,855)	—	(7,040)

Total operating costs and expenses	(21,089)	—	(1,593,078)	(27,958)	37,205	(1,604,920)

OPERATING LOSS	(21,089)	—	(259,326)	(27,957)	36,325	(272,047)

NON-OPERATING (EXPENSES) INCOME
Interest (expenses) income, net	(119)	—	(31,208)	1	—	(31,326)
Other finance costs	—	—	(8,227)	—	—	(8,227)
Foreign exchange (loss) gain, net	(115)	—	711	(98)	(7)	491
Other income, net	15,127	—	303	23,404	(36,318)	2,516
Share of results of subsidiaries	(301,368)	(296,065)	(216)	—	597,649	—

Total non-operating (expenses) income	(286,475)	(296,065)	(38,637)	23,307	561,324	(36,546)

LOSS BEFORE INCOME TAX	(307,564)	(296,065)	(297,963)	(4,650)	597,649	(308,593)
INCOME TAX (EXPENSES) CREDIT	(897)	—	1,536	(507)	—	132

NET LOSS	$(308,461)	$(296,065)	$(296,427)	$(5,157)	$597,649	$(308,461)

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the year ended December 31, 2008

			Guarantor	Non-guarantor
	Parent	Issuer	Subsidiaries (1)	Subsidiaries	Elimination	Consolidated
OPERATING REVENUES
Casino	$—	$—	$1,405,932	$—	$—	$1,405,932
Rooms	—	—	17,575	—	(491)	17,084
Food and beverage	—	—	16,480	—	(373)	16,107
Entertainment, retail and others	—	—	5,396	—	—	5,396

Gross revenues	—	—	1,445,383	—	(864)	1,444,519
Less: promotional allowances	—	—	(28,385)	—	—	(28,385)

Net revenues	—	—	1,416,998	—	(864)	1,416,134

OPERATING COSTS AND EXPENSES
Casino	—	—	(1,159,974)	—	44	(1,159,930)
Rooms	—	—	(1,359)	—	17	(1,342)
Food and beverage	—	—	(12,748)	—	3	(12,745)
Entertainment, retail and others	—	—	(1,240)	—	—	(1,240)
General and administrative	(22,115)	—	(90,990)	(12,997)	35,395	(90,707)
Pre-opening costs	—	—	(21,901)	(3)	83	(21,821)
Amortization of gaming subconcession	—	—	(57,237)	—	—	(57,237)
Amortization of land use rights	—	—	(18,269)	—	—	(18,269)
Depreciation and amortization	—	—	(50,485)	(894)	—	(51,379)
Property charges and others	—	—	(290)	—	—	(290)

Total operating costs and expenses	(22,115)	—	(1,414,493)	(13,894)	35,542	(1,414,960)

OPERATING (LOSS) INCOME	(22,115)	—	2,505	(13,894)	34,678	1,174

NON-OPERATING INCOME (EXPENSES)
Interest income, net	5,755	—	2,438	22	—	8,215
Other finance costs	—	—	(15,730)	—	—	(15,730)
Foreign exchange (loss) gain, net	(409)	—	1,865	(20)	—	1,436
Other income, net	18,291	—	6	17,353	(34,678)	972
Share of results of subsidiaries	(3,866)	(6,862)	(46)	—	10,774	—

Total non-operating income (expenses)	19,771	(6,862)	(11,467)	17,355	(23,904)	(5,107)

(LOSS) INCOME BEFORE INCOME TAX	(2,344)	(6,862)	(8,962)	3,461	10,774	(3,933)
INCOME TAX (EXPENSES) CREDIT	(119)	—	2,038	(449)	—	1,470

NET (LOSS) INCOME	$(2,463)	$(6,862)	$(6,924)	$3,012	$10,774	$(2,463)

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
For the year ended December 31, 2010

			Guarantor	Non-guarantor
	Parent	Issuer	Subsidiaries (1)	Subsidiaries	Elimination	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	$7,623	$(238)	$383,056	$11,514	$—	$401,955

CASH FLOWS FROM INVESTING ACTIVITIES
Advances to subsidiaries	(25,777)	(577,441)	—	—	603,218	—
Amounts due from subsidiaries	(13,006)	—	—	—	13,006	—
Acquisition of property and equipment	—	—	(196,624)	(761)	—	(197,385)
Deposits for acquisition of property and equipment	—	—	(5,224)	—	—	(5,224)
Payment for entertainment production costs	—	—	(27,116)	—	—	(27,116)
Changes in restricted cash	—	—	65,799	3,338	—	69,137
Payment for land use right	—	—	(29,802)	—	—	(29,802)
Proceeds from sale of property and equipment	—	—	80	—	—	80

Net cash (used in) provided by investing activities	(38,783)	(577,441)	(192,887)	2,577	616,224	(190,310)

CASH FLOWS FROM FINANCING ACTIVITIES
Payment of deferred financing costs	—	(14,346)	(8,598)	—	—	(22,944)
Advance from ultimate holding company	—	—	25,777	—	(25,777)	—
Amount due to ultimate holding company	—	(1)	323	12,684	(13,006)	—
Loan from intermediate holding company	—	—	577,441	—	(577,441)	—
Principal payments on long-term debt	—	—	(551,402)	—	—	(551,402)
Proceeds from long-term debt	—	592,026	—	—	—	592,026

Net cash provided by financing activities	—	577,679	43,541	12,684	(616,224)	17,680

NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(31,160)	—	233,710	26,775	—	229,325
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	34,358	—	177,057	1,183	—	212,598

CASH AND CASH EQUIVALENTS AT END OF YEAR	$3,198	$—	$410,767	$27,958	$—	$441,923

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
For the year ended December 31, 2009

			Guarantor	Non-guarantor
	Parent	Issuer	Subsidiaries (1)	Subsidiaries	Elimination	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash used in operating activities	$(11,476)	$—	$(100,062)	$(719)	$—	$(112,257)

CASH FLOWS FROM INVESTING ACTIVITIES
Advances to subsidiaries	(1,023,370)	—	—	—	1,023,370	—
Amounts due from subsidiaries	522,661	—	—	—	(522,661)	—
Acquisition of property and equipment	—	—	(934,961)	(2,113)	—	(937,074)
Deposits for acquisition of property and equipment	—	—	(2,712)	—	—	(2,712)
Prepayment of entertainment production costs	—	—	(21,735)	—	—	(21,735)
Changes in restricted cash	—	—	(165,108)	(3,034)	—	(168,142)
Payment for land use right	—	—	(30,559)	—	—	(30,559)
Refund of deposit for acquisition of land interest	—	—	—	12,853	—	12,853
Proceeds from sale of property and equipment	—	—	3,729	1	—	3,730

Net cash (used in) provided by investing activities	(500,709)	—	(1,151,346)	7,707	500,709	(1,143,639)

CASH FLOWS FROM FINANCING ACTIVITIES
Payment of deferred financing costs	—	—	(870)	—	—	(870)
Advance from ultimate holding company	—	—	1,012,114	11,256	(1,023,370)	—
Amount due to ultimate holding company	—	—	(499,309)	(23,352)	522,661	—
Proceeds from issue of share capital	383,529	—	—	—	—	383,529
Proceeds from long-term debt	—	—	270,691	—	—	270,691

Net cash provided by (used in) financing activities	383,529	—	782,626	(12,096)	(500,709)	653,350

NET DECREASE IN CASH AND CASH EQUIVALENTS	(128,656)	—	(468,782)	(5,108)	—	(602,546)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	163,014	—	645,839	6,291	—	815,144

CASH AND CASH EQUIVALENTS AT END OF YEAR	$34,358	$—	$177,057	$1,183	$—	$212,598

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
For the year ended December 31, 2008

			Guarantor	Non-guarantor
	Parent	Issuer	Subsidiaries (1)	Subsidiaries	Elimination	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	$9,419	$(1)	$(23,030)	$2,454	$—	$(11,158)

CASH FLOWS FROM INVESTING ACTIVITIES
Amounts due from subsidiaries	(420,055)	—	—	—	420,055	—
Acquisition of property and equipment	—	—	(1,041,552)	(12,440)	—	(1,053,992)
Deposits for acquisition of property and equipment	—	—	(34,699)	—	—	(34,699)
Prepayment of entertainment production costs	—	—	(16,127)	—	—	(16,127)
Changes in restricted cash	—	—	231,006	—	—	231,006
Payment for land use right	—	—	(42,090)	—	—	(42,090)
Proceeds from sale of property and equipment	—	—	2,300	—	—	2,300

Net cash used in investing activities	(420,055)	—	(901,162)	(12,440)	420,055	(913,602)

CASH FLOWS FROM FINANCING ACTIVITIES
Payment of deferred financing costs	—	—	(7,641)	—	—	(7,641)
Loans from shareholders	—	—	(181)	—	—	(181)
Amount due to ultimate holding company	—	1	404,617	15,437	(420,055)	—
Proceeds from long-term debt	—	—	912,307	—	—	912,307

Net cash provided by financing activities	—	1	1,309,102	15,437	(420,055)	904,485

NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(410,636)	—	384,910	5,451	—	(20,275)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	573,650	—	260,929	840	—	835,419

CASH AND CASH EQUIVALENTS AT END OF YEAR	$163,014	$—	$645,839	$6,291	$—	$815,144

Note

(1)	The guarantor subsidiaries column includes financial information of Melco Crown Gaming which is not 100% owned by the Parent.

Financial Statements Schedule 1	12 Months Ended
Dec. 31, 2010
Financial Statements Schedule 1 [Abstract]
FINANCIAL STATEMENTS SCHEDULE 1
MELCO CROWN ENTERTAINMENT LIMITED
ADDITIONAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
BALANCE SHEETS
(In thousands of U.S. dollars, except share and per share data)

	December 31,
	2010	2009
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$3,198	$34,358
Amounts due from subsidiaries	77,682	64,676
Amounts due from affiliate companies	1,351	—
Income tax receivable	198	—
Prepaid expenses and other current assets	4,722	12,605

Total current assets	87,151	111,639

INVESTMENTS IN SUBSIDIARIES	2,734,880	2,697,541
LONG-TERM PREPAYMENT, DEPOSITS AND OTHER ASSETS	641	1,178

TOTAL	$2,822,672	$2,810,358

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES
Accrued expenses and other current liabilities	$1,889	$3,302
Income tax payable	—	387
Amounts due to affiliated companies	137	1,620
Amounts due to subsidiaries	181,771	180,336
Amounts due to shareholders	37	22

Total current liabilities	183,834	185,667

LOANS FROM SHAREHOLDERS	115,647	115,647
SHAREHOLDERS’ EQUITY
Ordinary shares at US $0.01 par value per share (Authorized — 2,500,000,000 shares as of December 31, 2010 and 2009 and issued — 1,605,658,111 and 1,595,617,550 shares as of December 31, 2010 and 2009)	16,056	15,956
Treasury shares, at US $0.01 par value per share (8,409,186 and 471,567 shares as of December 31, 2010 and 2009)	(84)	(5)
Additional paid-in capital	3,095,730	3,088,768
Accumulated other comprehensive losses	(11,345)	(29,034)
Accumulated losses	(577,166)	(566,641)

Total shareholders’ equity	2,523,191	2,509,044

TOTAL	$2,822,672	$2,810,358

STATEMENTS OF OPERATIONS
(In thousands of U.S. dollars, except share and per share data)

	Year Ended December 31,
	2010	2009	2008
REVENUE	$—	$—	$—

OPERATING EXPENSES
General and administrative	(14,985)	(21,089)	(22,115)

Total operating expenses	(14,985)	(21,089)	(22,115)

OPERATING LOSS	(14,985)	(21,089)	(22,115)

NON-OPERATING INCOME (EXPENSES)
Interest income	6	96	5,755
Interest expenses	(242)	(215)	—
Foreign exchange loss, net	(41)	(115)	(409)
Other income, net	11,257	15,127	18,291
Share of results of subsidiaries	(6,129)	(301,368)	(3,866)

Total non-operating income (expenses)	4,851	(286,475)	19,771

LOSS BEFORE INCOME TAX	(10,134)	(307,564)	(2,344)
INCOME TAX EXPENSE	(391)	(897)	(119)

NET LOSS	$(10,525)	$(308,461)	$(2,463)

STATEMENTS OF SHAREHOLDERS’ EQUITY
(In thousands of U.S. dollars, except share and per share data)

						Accumulated
					Additional	Other		Total
	Common Shares		Treasury Shares		Paid-in	Comprehensive	Accumulated	Shareholders’	Comprehensive
	Shares	Amount	Shares	Amount	Capital	Losses	Losses	Equity	(Loss) Income

BALANCE AT JANUARY 1, 2008	1,320,938,902	$13,209	—	$—	$2,682,125	$(11,076)	$(255,717)	$2,428,541
Net loss for the year	—	—	—	—	—	—	(2,463)	(2,463)	$(2,463)
Change in fair value of interest rate swap agreements	—	—	—	—	—	(24,609)	—	(24,609)	(24,609)
Reversal of over-accrued offering expenses	—	—	—	—	117	—	—	117
Share-based compensation	—	—	—	—	7,018	—	—	7,018
Shares issued upon restricted shares vested	226,317	3	—	—	(3)	—	—	—
Shares issued for future exercise of share options	385,180	4	(385,180)	(4)	—	—	—	—

BALANCE AT DECEMBER 31, 2008	1,321,550,399	13,216	(385,180)	(4)	2,689,257	(35,685)	(258,180)	2,408,604	$(27,072)

Net loss for the year	—	—	—	—	—	—	(308,461)	(308,461)	$(308,461)
Foreign currency translation adjustment	—	—	—	—	—	(11)	—	(11)	(11)
Change in fair value of interest rate swap agreements	—	—	—	—	—	6,662	—	6,662	6,662
Share-based compensation	—	—	—	—	11,807	—	—	11,807
Shares issued, net of offering expenses	263,155,335	2,631	—	—	380,898	—	—	383,529
Shares issued upon restricted shares vested	8,297,110	83	—	—	6,831	—	—	6,914
Shares issued for future vesting of restricted shares	2,614,706	26	(2,614,706)	(26)	—	—	—	—
Issuance of shares for restricted shares vested	—	—	2,528,319	25	(25)	—	—	—

BALANCE AT DECEMBER 31, 2009	1,595,617,550	15,956	(471,567)	(5)	3,088,768	(29,034)	(566,641)	2,509,044	$(301,810)

Net loss for the year	—	—	—	—	—	—	(10,525)	(10,525)	$(10,525)
Foreign currency translation adjustment	—	—	—	—	—	32	—	32	32
Change in fair value of interest rate swap agreements	—	—	—	—	—	17,657	—	17,657	17,657
Share-based compensation	—	—	—	—	6,045	—	—	6,045
Shares issued upon restricted shares vested	1,254,920	12	—	—	(12)	—	—	—
Shares issued for future vesting of restricted shares and exercise of share options	8,785,641	88	(8,785,641)	(88)	—	—	—	—
Issuance of shares for restricted shares vested	—	—	43,737	1	(1)	—	—	—
Exercise of share options	—	—	804,285	8	930	—	—	938

BALANCE AT DECEMBER 31, 2010	1,605,658,111	$16,056	(8,409,186)	$(84)	$3,095,730	$(11,345)	$(577,166)	$2,523,191	$7,164

STATEMENTS OF CASH FLOWS
(In thousands of U.S. dollars)

	Year Ended December 31,
	2010	2009	2008
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$(10,525)	$(308,461)	$(2,463)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Share-based compensation	6,043	11,385	6,855
Share of results of subsidiaries	6,129	301,368	3,866
Changes in operating assets and liabilities:
Amounts due from affiliated companies	(1,351)	—	2
Prepaid expenses and other current assets	8,821	(11,885)	2,753
Long-term prepayment and deposits	537	537	(1,715)
Accrued expenses and other current liabilities	(1,413)	(1,605)	2,119
Income tax payable	(585)	(909)	119
Amounts due to shareholders	15	(1,973)	—
Amounts due to affiliated companies	(1,483)	67	(2,108)
Amounts due to subsidiaries	1,435	—	(9)

Net cash provided by (used in) operating activities	7,623	(11,476)	9,419

CASH FLOWS FROM INVESTING ACTIVITIES
Advances to subsidiaries	(25,777)	(1,023,370)	—
Amounts due from subsidiaries	(13,006)	522,661	(420,055)

Net cash used in investing activities	(38,783)	(500,709)	(420,055)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issue of share capital	—	383,529	—

NET DECREASE IN CASH AND CASH EQUIVALENTS	(31,160)	(128,656)	(410,636)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	34,358	163,014	573,650

CASH AND CASH EQUIVALENTS AT END OF YEAR	$3,198	$34,358	$163,014

1.	Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results and operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of end of the most recently completed fiscal year. As of December 31, 2010 and 2009, approximately $1,553,000 and $1,543,000, respectively of the restricted net assets not available for distribution, and as such, the condensed financial information of the Company has been presented for the years ended December 31, 2010, 2009 and 2008.
2.	Basis of presentation
The condensed financial information has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company has used equity method to account for its investments in subsidiaries.